UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-3000
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Date of fiscal year end: 12/31
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Date of reporting period: 6/30/07
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ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

Semiannual Report
6.30.07

TABLE OF CONTENTS

Managers' commentary
Market review
page 2

Lifestyle Aggressive
Portfolio
page 4

Lifestyle Balanced Portfolio
page 6

Lifestyle Conservative
Portfolio
page 8

Lifestyle Growth Portfolio
page 10

Lifestyle Moderate
Portfolio
page 12

Your expenses
page 14

Portfolio’s investments
page 18

Financial statements
page 21

Evaluation of advisory and
subadvisory agreements
by the Board of Trustees
page 55

For more information
page 60

CEO corner

To Our Shareholders,

The stock market gained ground in the first half of 2007, returning 6.96% through June 30, as measured by the Standard & Poor’s 500 Index. It was bolstered by stronger-than-expected corporate earnings growth, healthy global economic growth, increased merger and acquisitions activity and mostly steady interest rates. These positives served to overcome concerns about inflation, a slumping housing market, the subprime mortgage debacle and mixed signals on the future direction of interest rates.

In fact, at the end of May, the stock market passed a significant milestone, when the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high on May 30, 2007.

This nearly complete market cycle highlights the importance of an investment principle you have heard us speak of often: diversification. That is because it is a key to protecting, and growing, your assets. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers. The funds on the following pages are intended to give you just such a range of choices with which to diversify.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The good news for investors in our Lifestyle Portfolios is that they receive three levels of diversification, since the Portfolios’ investment managers handle diversification, asset allocation and manager choices based on each Portfolio’s objectives and risk targets.

With the recent volatility in the securities markets, it has prompted investors to question how long this type of market cycle will last. History tells us it will end and that when it does, today’s leaders may well turn into laggards and vice versa. Indeed, the current subprime mortgage market woes, the subsequent credit crunch and their impact on the financial markets and the global credit markets, are just the latest examples of why investors should be well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 27, 2007. They are subject to change at any time.

The Lifestyle Portfolios

A multi-asset, multi-style, multi-managed solution

Experts agree that how you diversify your assets has a major influence on long-term investing success. When you divide your money among different asset classes — stocks, bonds and cash — you can help reduce investment risk and pursue more consistent returns over time. Within each broadly defined asset class, you can further diversify among various styles, such as growth and value on the equity side, or corporate and government bonds on the fixed-income side. The idea is to own a wide enough selection of securities so that you can benefit when one asset class performs well, and limit the downside when another asset class does poorly.

With the five John Hancock Lifestyle Portfolios, you can leave these critical allocation choices to us. Each portfolio invests in a number of underlying mutual funds to meet specific investment objectives. John Hancock selects the asset classes and managers to be included in each portfolio, and then asset-allocation professionals from MFC Global Investment Management (U.S.A.) LLC and Deutsche Asset Management seek to provide the optimal mix of asset classes and managers on an ongoing basis.

A distinct feature of the John Hancock Lifestyle Portfolios is that the list of underlying funds goes beyond the John Hancock fund family to include a carefully chosen roster of seasoned asset managers from across the mutual fund industry. With one investment decision — choosing the Lifestyle portfolio that’s right for you — you get the opportunity to harness the expertise of some of the best-known managers in the business to work on your behalf.

Managers’ commentary

From the MFC Global Investment Management (U.S.A.), LLC’s Portfolio Management Team

Market review

Stock markets produced solid results in the first half of 2007, but not without some setbacks along the way. The first three months of the year exhibited exceptional volatility, highlighted by a significant market correction at the end of February, as a sharp, unexpected sell-off in the Chinese markets sent shockwaves throughout the globe. The financial markets then rebounded strongly from March through May. Worries about a continued housing slowdown, the possibility of an overheated economy and higher energy costs, however, contributed to a slight pullback in June. Nonetheless, the six-month period produced strong results, as the Dow Jones Industrial Average ended the period up 8.75%, while the Standard & Poor’s 500 Index returned 6.96% . Mid-cap stocks outperformed large-cap stocks, which in turn bested small caps, and growth-oriented equities outperformed value.

Similar to the U.S., markets overseas again put up strong gains for the period, with the MSCI EAFE Gross Index rising 11.08% . Global growth continued to be buttressed by upward revisions in global GDP and company earnings. Emerging-market equities were standouts, as they roared ahead in the second quarter after posting a modest performance in the first quarter. They finished up 17.29% at the halfway mark, as measured by the MSCI Emerging Markets Index.

For the
six months
ended
Market Index Total Returns	6-30-07

U.S. Stocks

S&P 500 Index	6.96%
Russell Midcap Index	9.90
Russell 2000 Index	6.45
FTSE NAREIT Equity REIT Index	–5.89

International Stocks

MSCI EAFE Gross Index	11.08
MSCI Emerging Markets Index	17.29
MSCI EAFE Small Cap Index	11.88
MSCI Natural Resources[1]	20.82

U.S. Fixed Income

Lehman Brothers Aggregate Bond Index	0.98
Merrill Lynch High Yield Master II Index	3.07
JPM Global Bonds Unhedged Index	–0.54

1 A blended index comprised of three MSCI indexes according to the following weightings: 60% Energy/30% Minerals and Mining/10% Paper and Forest.

As for individual sectors, global natural resources stocks continued to outperform the broad market on the strength of rising oil prices and increasing global demand for basic metals. Conversely, the U.S. residential housing market slowdown and the subprime debacle hurt sentiment for the entire real estate market, including real estate investment trusts (REITs), as the National Association of Real Estate Investment Trusts (NAREIT) Index dropped nearly 6% during the period. Global REIT stocks also cooled off during the first half of 2007; however, they slipped less than their U.S. counterparts.

Despite concerns about inflation and the direction of interest rates, bonds managed to end the first half of the year in positive territory, as measured by the 0.98% rise in the Lehman Brothers Aggregate Bond Index. Similar to equities, bonds also experienced volatility in the first half of the year. After benefiting from a flight to quality during the equity market’s volatile first quarter, bond returns trended lower toward the end of the second quarter, as many investors abandoned their expectations that the Federal Reserve would lower interest rates. The yield on the 10-Year Treasury reached 5.25% toward the end of the quarter, its highest yield in five years. The best-performing fixed-income securities in the first half of the year were high yield bonds, as the Merrill Lynch U.S. High Yield Master II Index gained 3.07% . Meanwhile, bonds backed by subprime loans struggled.

Lifestyle Portfolios

Global bonds also came under pressure during the second quarter, as a higher-than-expected increase in the European consumer price index and the predictable reaction from foreign central banks — a hike in interest rates — weighed on returns. The JP Morgan Global Bond Index slipped, and is down 0.54% year-to-date.

The Lifestyle Portfolios’ broad diversification across multiple asset classes and fund managers was valuable during this volatile environment. For the six months ended June 30, 2007, the Portfolios’ returns ranged from 9.38% for Class A shares of the Lifestyle Aggressive Portfolio to 1.83% for Class A shares of the Lifestyle Conservative Portfolio.

“Stock markets produced solid

results in the first half of

2007, but not without some

setbacks along the way.”

Outlook

While the economic outlook certainly remains unclear, many experts are predicting that the recent volatility in the markets will continue into the second half of the year. One question weighing on investors’ minds is whether or not inflation will heat up enough to cause the Federal Reserve to raise interest rates, which could stall consumer and business spending and hurt corporate profits. Higher rates could also disrupt the corporate buyout boom that has supported equity returns. On the other hand, many experts continue to predict an economic “soft landing” in which any pullback is temporary. This type of uncertainty underscores the value of maintaining a diversified portfolio.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. See the prospectus for the risks of investing in small-cap stocks and high yield bonds.

Total returns for the Portfolios are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Lifestyle Portfolios

John Hancock

Lifestyle Aggressive Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests 100% of its assets in affiliated underlying funds that invest primarily in equity securities.

Asset Allocation

Equity	% of Total

U.S. Large Cap	38.0

International Large Cap	23.0

U.S. Mid Cap	14.0

U.S. Small Cap	13.0

International Small Cap	5.0

Natural Resources	4.0

Emerging Markets	3.0

As a percentage of net assets on June 30, 2007.

Performance review

For the six months ended June 30, 2007, John Hancock Lifestyle Aggressive Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares produced total returns of 9.38%, 9.04%, 9.03%, 9.20%, 9.42%, 9.43%, 9.38%, 9.52%, 9.65% and 9.67%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — the Standard & Poor’s 500 Index — returned 6.96% in the same period.

Broad outperformance

The Portfolio benefited significantly from the strong performance of international funds. International Core (GMO), with an 8% position in the Portfolio, was a fine performer, helped by an overweight to the Netherlands and Canada and good stock selection in France and Italy — primarily in the energy sector. International Value (Franklin Templeton) was also a large contributor, aided by its significant underweight to Japan, which lagged most other non-U.S. markets.

The U.S. portion of the Portfolio benefited from a standout period from one of its largest holdings, Blue Chip Growth (T. Rowe Price), which had excellent stock picking in the financial sector and capitalized on an overweight to technology holdings.

Several of the Portfolio’s mid-cap funds, most notably Vista (American Century) and Mid Cap Stock (Wellington), continued to outperform. Both of these funds benefited from their industrial holdings and an underweight to the financial sector. Another substantial contributor to the Portfolio’s results was Natural Resources (Wellington), which performed well on rising oil prices and persistent demand for basic materials in Japan, Europe and China.

One notable underperforming fund was U.S. Global Leaders Growth (Sustainable Growth Advisers). This fund invests in high-quality large-capitalization stocks, a style that has been out of favor. Specifically, the fund was challenged by select holdings in the consumer discretionary and technology sectors.

Beginning in May, we initiated a new position in the emerging-market asset class with a 3% allocation to Emerging Markets Value (Dimensional Fund Advisors). We believe this asset class is an excellent component in a diversified portfolio, given the strong secular growth of emerging economies and the lower correlation to traditional equities. To make room for this addition, we trimmed the allocation to the natural resources and international small-cap asset classes. With this shift we believe we have enhanced the overall diversification of the Portfolio.

SCORECARD

INVESTMENT		PERIOD'S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Blue Chip Growth	▲	Overweight to technology sector and strong stock selection
(T. Rowe Price)		in financials

Natural Resources	▲	Energy and commodity prices rose sharply from robust non-U.S.
(Wellington)		demand

U.S. Global Leaders	▼	Disappointing stock selection in consumer discretionary and
Growth (Sustainable		technology sectors hurt performance
Growth)

Lifestyle Aggressive Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two comparable indices.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Without sales charge	13,236	13,245	11,926	11,954	11,968	13,373	13,420	13,475	13,495

With maximum sales charge	12,836	13,245	11,926	11,954	11,968	13,373	13,420	13,475	13,495

S&P 500 Index	13,046	13,046	11,556	11,556	11,556	13,046	13,046	13,046	13,085

MSCI EAFE Gross Index[2]	15,115	15,115	12,265	12,265	12,265	15,115	15,115	15,115	15,115

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending June 30, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Since inception	27.19%	28.38%	32.45%	19.26%	19.54%	19.68%	33.73%	34.20%	34.75%	34.95%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 Index as of closest month end to inception date.

Lifestyle Aggressive Portfolio

John Hancock

Lifestyle Balanced Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 60% of its assets in affiliated underlying funds that invest primarily in equity securities and approximately 40% of its assets in affiliated underlying funds that invest primarily in fixed-income securities.

Asset Allocation
Equity	% of Total

U.S. Large Cap	36.0

International Large Cap	10.0

Real Estate	4.0

Natural Resources	3.0

U.S. Mid Cap	2.0

U.S. Small Cap	2.0

International Small Cap	2.0

Emerging Markets	2.0

Fixed Income	% of Total

High Yield Bond	13.0

Intermediate Bond	9.0

Multi-Sector Bond	9.0

Treasury Inflation-
Protected Securities	5.0

Global Bond	3.0

As a percentage of net assets on June 30, 2007.

Performance review

For the six months ended June 30, 2007, John Hancock Lifestyle Balanced Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares produced total returns of 5.42%, 4.95%, 5.02%, 5.12%, 5.26%, 5.39%, 5.26%, 5.40%, 5.53%, 5.65% and 5.59%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — a blended 60% Standard & Poor’s 500 Index/40% Lehman Brothers Aggregate Bond Index — returned 4.59% in the same period.

Competitive performance

The Portfolio benefited significantly from the strong performance of international funds. International Core (GMO), with a 4% position in the Portfolio, was a fine performer, helped primarily by good stock selection. The U.S. portion of the Portfolio benefited from a standout period from one of its largest holdings, Blue Chip Growth (T. Rowe Price), which had excellent stock picking in the financial sector and benefited from an overweight to technology holdings. Another substantial contributor was Natural Resources (Wellington), which capitalized on rising oil prices and persistent strong demand for basic materials in Japan, Europe and China.

One notable underperforming fund was U.S. Global Leaders Growth (Sustainable Growth Advisers). This fund invests in high-quality large-capitalization stocks, a style that has been out of favor. Specifically, the fund was challenged by select holdings in the consumer discretionary and technology sectors. Both Real Estate Equity (T. Rowe Price) and Global Real Estate (Deutsche Asset Management) also struggled as the real estate market sold off after rising to lofty heights in the first quarter.

During the six-month period, the Portfolio’s three high-yield bond funds, High Yield (Western Asset Management), U.S. High Yield Bond (Wells Capital) and High Income (MFC Global U.S.), generated strong relative performance, while Global Bond (PIMCO) was a negative contributor, as global interest rates moved significantly higher during the period.

Beginning in May, we initiated a new position in the emerging-market asset class with a 2% allocation to Emerging Markets Value (Dimensional Fund Advisors). We believe this asset class is a solid choice for a diversified portfolio given the strong secular growth of emerging economies and the lower correlation to traditional equities. To make room for this addition, we trimmed the allocation to the natural resources and international small-cap asset classes. With this shift we believe we have enhanced the overall diversification of the Portfolio.

SCORECARD

INVESTMENT		PERIOD'’S PERFORMANCE AND WHAT’S BEHIND THE NUMBERS

Blue Chip Growth	▲	Overweight to technology sector and strong stock selection in financials
(T. Rowe Price)

Natural Resources	▲	Energy and commodity prices rose sharply from robust non-U.S.
(Wellington)		demand

U.S. Global Leaders	▼	Disappointing stock selection in consumer discretionary and
Growth (Sustainable		technology sectors hurt performance
Growth)

Lifestyle Balanced Portfolio Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]
Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	12,176	12,202	11,225	11,246	11,267	12,294	12,346	12,399	12,422	11,596

With maximum sales charge	11,776	12,202	11,225	11,246	11,267	12,294	12,346	12,399	12,422	11,596

Index[2,3]	11,954	11,954	10,929	10,929	10,929	11,954	11,954	11,954	11,954	11,467

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending June 30, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]
Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Since inception	17.19%	17.76%	22.02%	12.25%	12.46%	12.67%	22.94%	23.46%	23.99%	24.22%	15.96%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 60% of the Standard & Poor’s 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

Lifestyle Balanced Portfolio

John Hancock

Lifestyle Conservative Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 80% of its assets in affiliated underlying funds that invest primarily in fixed-income securities and approximately 20% of its assets in affiliated underlying funds that invest primarily in equity securities.

Asset Allocation
Equity	% of Total

U.S. Large Cap	11.0

International Large Cap	5.0

Real Estate	4.0

Fixed Income	% of Total

Intermediate Bond	28.0

Multi-Sector Bond	16.0

Short-Term Bond	11.0

High yield Bond	8.0

Global Bond	8.0

Long-Term Bond	5.0

Treasury Inflation-
Protected Securities	4.0

As a percentage of net assets on June 30, 2007.

Performance review

For the six months ended June 30, 2007, John Hancock Lifestyle Conservative Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares produced total returns of 1.83%, 1.49%, 1.50%, 1.67%, 1.81%, 1.88%, 1.81%, 1.88%, 2.02% and 2.04%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — a blended 20% S&P 500 Index/80% Lehman Brothers Aggregate Bond Index — returned 2.19% in the same period.

Performance summary

During the six-month period, the Portfolio’s three high-yield bond funds, High Yield (Western Asset Management), U.S. High Yield Bond (Wells Capital) and High Income (MFC Global U.S.), generated strong performance with credit spreads remaining tight. Both Spectrum Income (T. Rowe Price) and Strategic Income (MFC Global U.S.) also performed well during the period, while the Portfolio’s 8% allocation to Global Bond (PIMCO) was a negative contributor, as global interest rates moved significantly higher in the period.

The Portfolio benefited from its 5% allocation to international equity funds, with both International Core (GMO) and International Value (Franklin Templeton) performing well. The U.S. portion of the Portfolio also was well served by a standout period from Blue Chip Growth (T. Rowe Price).

Detracting from performance were Real Estate Equity (T. Rowe Price) and Global Real Estate (Deutsche Asset Management), both of which struggled as the real estate market sold off after reaching lofty heights in the first quarter. However, the Portfolio’s losses were mitigated by the fact that we have been reducing our real estate allocation for some time. In addition, we made the decision in 2006 to shift a portion of our allocation from U.S. REITs into global REITs (global REITs fell less than U.S. REITs during the first six months of 2007).

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
High yield group	▲	High-yield bond market continued to post positive returns

Global Real	▼	Suffered when global real estate markets sold off on unsustainable
Estate (Deutsche)		valuation concerns

Global Bond	▼	Hurt by slump in global fixed-income securities. European Central Bank
(PIMCO)		raised rates to fight inflationary pressures

Lifestyle Conservative Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Without sales charge	11,056	11,048	10,553	10,573	10,593	11,169	11,201	11,260	11,267

With maximum sales charge	10,656	11,048	10,553	10,573	10,593	11,169	11,201	11,260	11,267

Index[2,3]	11,096	11,096	10,456	10,456	10,456	11,096	11,096	11,096	11,096

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending June 30, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Since inception	6.30%	6.56%	10.48%	5.53%	5.73%	5.93%	11.69%	12.01%	12.60%	12.67%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 20% of the Standard & Poor’s 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

Lifestyle Conservative Portfolio

John Hancock

Lifestyle Growth Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 80% of its assets in affiliated underlying funds that invest primarily in equity securities and approximately 20% of its assets in affiliated underlying funds that invest primarily in fixed-income securities.

Asset Allocation
Equity	% of Total

U.S. Large Cap	39.0

International Large Cap	16.0

U.S. Mid Cap	9.0

U.S. Small Cap	6.0

International Small Cap	3.0

Natural Resources	3.0

Emerging Markets	2.0

Real Estate	2.0

Fixed Income	% of Total

High Yield Bond	7.0

Intermediate Bond	4.0

Multi-Sector Bond	4.0

Treasury Inflation-
Protected Securities	3.0

Global Bond	2.0

As a percentage of net assets on June 30, 2007.

Performance review

For the six months ended June 30, 2007, John Hancock Lifestyle Growth Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares produced total returns of 7.20%, 6.79%, 6.86%, 7.03%, 7.11%, 7.26%, 7.07%, 7.21%, 7.41%, 7.43% and 7.44%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — a blended 80% Standard & Poor’s 500 Index/20% Lehman Brothers Aggregate Bond Index — returned 5.78% in the same period.

Broad outperformance

The Portfolio benefited significantly from the strong performance of international funds. International Core (GMO), with a 6% position in the Portfolio, was a fine performer, helped by an overweight to the Netherlands and Canada and good stock selection in France and Italy — primarily in the energy sector. The U.S. portion of the Portfolio benefited from a standout period from one of its largest holdings, Blue Chip Growth (T. Rowe Price), which had excellent stock picking in the financial sector and capitalized on an overweight to technology holdings.

Several of the Portfolio’s mid-cap funds, most notably Vista (American Century) and Mid Cap Stock (Wellington), continued to outperform. Both of these funds benefited from their industrial holdings and from an underweight to the financial sector. Another substantial contributor was Natural Resources (Wellington), which capitalized on rising oil prices and persistent demand for basic materials in Japan, Europe and China.

One notable underperforming fund was U.S. Global Leaders Growth (Sustainable Growth Advisers). This fund invests in high-quality large-capitalization stocks, a style that has been out of favor. Specifically, the fund was challenged by select holdings in the consumer discretionary and technology sectors. In addition, both Real Estate Equity (T. Rowe Price) and Global Real Estate (Deutsche Asset Management) also struggled as the real estate market sold off after rising to lofty heights in the first quarter.

The Portfolio’s high-yield bond funds generated positive returns, as investors’ continued appetite for yield kept credit spreads tight, while Global Bond (PIMCO) detracted from performance as global interest rates moved significantly higher during the period.

Beginning in May, we initiated a new position in the emerging-market asset class with a 2% allocation to Emerging Markets Value (Dimensional Fund Advisors). We believe this asset class is a solid choice for a diversified portfolio, given the strong secular growth of emerging economies and the lower correlation to traditional equities. To make room for this addition, we trimmed the allocation to the natural resources and international small-cap asset classes. With this shift, we believe we have enhanced the overall diversification of the Portfolio.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Blue Chip Growth	▲	Overweight to technology sector and strong stock selection
(T. Rowe Price)		in financials

Natural Resources	▲	Energy and commodity prices rose sharply from robust non-U.S.
(Wellington)		demand

U.S. Global Leaders	▼	Disappointing stock selection in consumer discretionary and
Growth (Sustainable		technology sectors hurt performance
Growth)

Lifestyle Growth Portfolio Lifestyle Portfolios

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]
Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	12,610	12,614	11,521	11,541	11,563	12,718	12,771	12,833	12,852	11,806

With maximum sales charge	12,210	12,614	11,521	11,541	11,563	12,718	12,771	12,833	12,852	11,806

Index[2,3]	12,399	12,399	11,169	11,169	11,169	12,399	12,399	12,399	12,399	11,760

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending June 30, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]
Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Since inception	21.20%	22.10%	26.14%	15.21%	15.41%	15.63%	27.18%	27.71%	28.33%	28.52%	18.06%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 80% of the Standard & Poor’s 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

Lifestyle Growth Portfolio

John Hancock

Lifestyle Moderate Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 60% of its assets in affiliated underlying funds that invest primarily in fixed-income securities and approximately 40% of its assets in affiliated underlying funds that invest primarily in equity securities.

Asset Allocation
Equity	% of Total

U.S. Large Cap	22.0

International Large Cap	11.0

Real Estate	3.0

U.S. Small Cap	3.0

U.S. Mid Cap	1.0

Fixed Income	% of Total

Intermediate Bond	22.0

Multi-Sector Bond	14.0

High Yield Bond	12.0

Global Bond	6.0

Treasury Inflation-
Protected Securities	4.0

Long-Term Bond	2.0

As a percentage of net assets on June 30, 2007.

Performance review

For the six months ended June 30, 2007, John Hancock Lifestyle Moderate Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares produced total returns of 3.44%, 3.11%, 3.18%, 3.28%, 3.42%, 3.56%, 3.42%, 3.56%, 3.63%, 3.73% and 3.75%, respectively, at net asset value. In comparison, the Portfolio’s benchmark — a blended 40% Standard & Poor’s 500 Index/60% Lehman Brothers Aggregate Bond Index — returned 3.39% over the same period.

Competitive performance

During the six-month period, the Portfolio’s three high-yield bond funds, High Yield (Western Asset Management), U.S. High Yield Bond (Wells Capital) and High Income (MFC Global U.S.), generated strong performance, as investors’ continued appetite for yield kept credit spreads tight. Both Spectrum Income (T. Rowe Price) and Strategic Income (MFC Global U.S.) also performed well during the period, while the Portfolio’s 6% allocation to Global Bond (PIMCO) was a negative contributor, as global interest rates moved significantly higher in the period.

The Portfolio benefited from its 11% allocation to international equity funds, with both International Core (GMO) and International Value (Franklin Templeton) performing well. The U.S. portion of the Portfolio also was well served by a stand-out performance period from Blue Chip Growth (T. Rowe Price), a 5% weight in the Portfolio.

Detracting from performance were Real Estate Equity (T. Rowe Price) and Global Real Estate (Deutsche Asset Management), both of which struggled as the real estate market sold off after reaching lofty heights in the first quarter. However, the Portfolio’s losses were mitigated by the fact that we have been reducing our real estate allocation for some time. In addition, we made the decision in 2006 to shift a portion of our allocation from U.S. REITs into global REITs (global REITs fell less than U.S. REITs during the first six months of 2007).

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE AND WHAT’S BEHIND THE NUMBERS

High yield group	▲	High-yield bond market continued to post positive returns

Global Real	▼	Suffered when global real estate markets sold off on unsustainable
Estate (Deutsche)		valuation concerns

Global Bond	▼	Hurt by slump in global fixed-income securities. European Central Bank
(PIMCO)		raised rates to fight inflationary pressures

Lifestyle Moderate Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]
Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	11,575	11,591	10,883	10,904	10,924	11,704	11,739	11,790	11,805	11,240

With maximum sales charge	11,175	11,591	10,883	10,904	10,924	11,704	11,739	11,790	11,805	11,240

Index[2,3]	11,519	11,519	10,691	10,691	10,691	11,519	11,519	11,519	11,519	11,178

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending June 30, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]
Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Since inception	11.32%	11.75%	15.91%	8.83%	9.04%	9.24%	17.04%	17.39%	17.90%	18.05%	12.40%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 40% of the Standard & Poor’s 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

Lifestyle Moderate Portfolio

Your expenses

As a shareholder of John Hancock Funds II Lifestyle Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Lifestyle Portfolios

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*	Annualized
		1-1-07	6-30-07	1-1-07 – 6-30-07	Expense Ratio**

Lifestyle Aggressive
Class A	Actual	$1,000.00	$1,093.75	$3.11	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.82	3.01	0.60%

Class B	Actual	1,000.00	1,090.35	7.00	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%

Class C	Actual	1,000.00	1,090.29	6.79	1.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.56	1.31%

Class R	Actual	1,000.00	1,091.95	5.08	0.98%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.93	4.91	0.98%

Class R1	Actual	1,000.00	1,094.17	3.63	0.70%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.32	3.51	0.70%

Class R2	Actual	1,000.00	1,094.30	2.34	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.56	2.26	0.45%

Class R3	Actual	1,000.00	1,093.75	3.89	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.08	3.76	0.75%

Class R4	Actual	1,000.00	1,095.17	2.55	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.36	2.46	0.49%

Class R5	Actual	1,000.00	1,096.53	1.09	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.75	1.05	0.21%

Class 1	Actual	1,000.00	1,096.73	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.25	0.55	0.11%

Lifestyle Balanced

Class A	Actual	$1,000.00	$1,054.24	$2.65	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.22	2.61	0.52%

Class B	Actual	1,000.00	1,049.48	6.81	1.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.15	6.71	1.34%

Class C	Actual	1,000.00	1,050.24	6.20	1.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.74	6.11	1.22%

Class R	Actual	1,000.00	1,051.18	4.93	0.97%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.98	4.86	0.97%

Class R1	Actual	1,000.00	1,052.57	3.56	0.70%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.32	3.51	0.70%

Class R2	Actual	1,000.00	1,053.94	2.29	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.56	2.26	0.45%

Class R3	Actual	1,000.00	1,052.64	3.66	0.72%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.22	3.61	0.72%

Class R4	Actual	1,000.00	1,054.00	2.44	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.41	2.41	0.48%

Class R5	Actual	1,000.00	1,055.35	1.02	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.00	0.20%

Class 1	Actual	1,000.00	1,056.49	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.25	0.55	0.11%

Class 5	Actual	1,000.00	1,055.88	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

Lifestyle Portfolios

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*	Annualized
		1-1-07	6-30-07	1-1-07 – 6-30-07	Expense Ratio**

Lifestyle Conservative
Class A	Actual	$1,000.00	$1,018.25	$2.75	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.07	2.76	0.55%

Class B	Actual	1,000.00	1,014.95	6.59	1.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.25	6.61	1.32%

Class C	Actual	1,000.00	1,014.95	6.34	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%

Class R	Actual	1,000.00	1,016.70	4.75	0.95%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.08	4.76	0.95%

Class R1	Actual	1,000.00	1,018.12	3.50	0.70%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.32	3.51	0.70%

Class R2	Actual	1,000.00	1,018.76	2.25	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.56	2.26	0.45%

Class R3	Actual	1,000.00	1,018.12	3.70	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.12	3.71	0.74%

Class R4	Actual	1,000.00	1,018.77	2.60	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.22	2.61	0.52%

Class R5	Actual	1,000.00	1,020.16	1.00	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.00	0.20%

Class 1	Actual	1,000.00	1,020.42	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.25	0.55	0.11%

Lifestyle Growth

Class A	Actual	$1,000.00	$1,072.01	$2.77	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.12	2.71	0.54%

Class B	Actual	1,000.00	1,067.89	6.87	1.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.15	6.71	1.34%

Class C	Actual	1,000.00	1,068.61	6.41	1.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.26	1.25%

Class R	Actual	1,000.00	1,070.32	4.88	0.95%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.08	4.76	0.95%

Class R1	Actual	1,000.00	1,071.09	3.59	0.70%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.32	3.51	0.70%

Class R2	Actual	1,000.00	1,072.59	2.93	0.57%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.97	2.86	0.57%

Class R3	Actual	1,000.00	1,070.70	3.75	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.17	3.66	0.73%

Class R4	Actual	1,000.00	1,072.06	2.52	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.36	2.46	0.49%

Class R5	Actual	1,000.00	1,074.10	1.03	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.00	0.20%

Class 1	Actual	1,000.00	1,074.30	0.57	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.25	0.55	0.11%

Class 5	Actual	1,000.00	1,074.35	0.31	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

Lifestyle Portfolios

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period*	Annualized
		1-1-07	6-30-07	1-1-07 – 6-30-07	Expense Ratio**

Lifestyle Moderate
Class A	Actual	$1,000.00	$1,034.36	$2.77	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.07	2.76	0.55%

Class B	Actual	1,000.00	1,031.06	6.80	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%

Class C	Actual	1,000.00	1,031.77	6.35	1.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.55	6.31	1.26%

Class R	Actual	1,000.00	1,032.76	4.94	0.98%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.93	4.91	0.98%

Class R1	Actual	1,000.00	1,034.18	3.53	0.70%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.32	3.51	0.70%

Class R2	Actual	1,000.00	1,035.61	2.27	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.56	2.26	0.45%

Class R3	Actual	1,000.00	1,034.21	3.73	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.12	3.71	0.74%

Class R4	Actual	1,000.00	1,035.65	2.47	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.36	2.46	0.49%

Class R5	Actual	1,000.00	1,036.28	1.01	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.00	0.20%

Class 1	Actual	1,000.00	1,037.31	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.25	0.55	0.11%

Class 5	Actual	1,000.00	1,037.46	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

** Lifestyle Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the Portfolios from the underlying funds.

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Portfolio’s investments

Investment companies
underlying Funds’ Investment Managers
AIM Capital Management, Inc.	(AIM)
American Century Management, Inc.	(American Century)
BlackRock Investment Management, LLC	(BlackRock)
(formerly Mercury Advisors)
Davis Advisors	(Davis)
Declaration Management /	(Declaration)
John Hancock Advisers
Deutsche Asset Management	(Deutsche)
Dimensional Fund Advisors, Inc.	(DFA)
Excelsior Funds, Inc.	(Excelsior)
Franklin®Templeton®	(Templeton)
Grantham, Mayo, Van Otterloo & Co.	(GMO)
Independence Investments LLC	(Independence)
Jennison Associates LLC	(Jennison)
Legg Mason Funds Management, Inc	(Legg Mason)
Lord, Abbett	(Lord, Abbett)
Marsico Capital Management, LLC	(Marsico)
MFC Global Investment Management	(MFC Global U.S.A.)
(U.S.A.) Limited
MFC Global Investment Management	(MFC Global U.S.)
(U.S.), LLC
Munder Capital Management	(Munder)
Pacific Investment Management Company	(PIMCO)
RiverSource Investments, LLC	(RiverSource)
SSgA Funds Management, Inc.	(SSgA)
Sustainable Growth Advisers, L.P.	(Sustainable Growth)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
UBS Global Asset
Management (Americas) Inc.	(UBS)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)
Western Asset Management Company	(WAMCO)

Lifestyle Aggressive Portfolio

Securities owned by the Portfolio on 6-30-07 (Unaudited)

	Shares or
	Principal
Issuer	Amount	Value

Investment companies 99.97%
John Hancock Funds II 91.97%

All Cap Value (Lord, Abbett)	4,004,868	$70,365,527

Blue Chip Growth (T. Rowe Price)	8,356,812	175,576,620

Capital Appreciation (Jennison)	16,353,829	175,803,666

Core Equity (Legg Mason)	8,289,402	139,427,746

Emerging Growth (MFC Global U.S.)	3,898,778	69,671,158

Emerging Markets Value (DFA)	9,142,731	101,118,602

Equity-Income (T. Rowe Price)	3,463,319	70,270,743

Fundamental Value (Davis)	7,734,875	140,233,286

International Equity Index (SSgA)	6,136,312	140,828,367

International Opportunities (Marsico)	7,298,776	140,866,377

International Small Cap (Templeton)	3,560,954	89,023,844

International Small Company (DFA)	7,421,411	89,428,003

International Value (Templeton)	12,148,876	246,257,717

Large Cap (UBS)	4,202,725	70,269,556

Large Cap Value (BlackRock)	1,284,421	35,000,482

Mid Cap Index (MFC Global U.S.A.)	4,804,549	105,459,861

Mid Cap Intersection (Wellington)	13,872,904	140,532,516

Mid Cap Stock (Wellington)	3,683,289	70,424,481

Mid Cap Value (Lord, Abbett)	3,152,694	70,178,969

Mid Cap Value Equity (RiverSource)	2,933,862	35,147,671

Natural Resources (Wellington)	3,238,852	140,566,172

Quantitative Value (MFC Global U.S.A.)	5,770,819	105,548,278

Small Cap (Independence)	4,573,588	74,686,693

Small Cap Index (MFC Global U.S.A.)	3,930,040	70,269,116

Small Cap Intrinsic Value (MFC Global U.S.)	4,394,344	70,265,563

Small Company (American Century)	3,846,511	70,275,749

Small Company Value (T. Rowe Price)	3,912,368	105,320,952

U.S. Global Leaders Growth (Sustainable Growth)	5,192,877	70,155,770

U.S. Multi Sector (GMO)	21,138,761	246,055,177

Value & Restructuring (Excelsior)	2,560,086	35,073,177

Vista (American Century)	4,995,451	70,435,860

		3,234,537,699

John Hancock Funds III 8.00%

International Core (GMO)	5,878,818	281,536,574

Total investment companies
(Cost $2,954,183,834)		$3,516,074,273

Total investments
(Cost $2,954,183,834) 99.97%		$3,516,074,273

Other assets in excess of liabilities 0.03%		978,239

Total net assets 100.00%		$3,517,052,512

Percentages are stated as a percent of net assets.

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Lifestyle Balanced Portfolio

Securities owned by the Portfolio on 6-30-07 (Unaudited)

	Shares or
	Principal
Issuer	Amount	Value

Investment companies 99.97%

John Hancock Funds II 95.97%

Active Bond (MFC Global U.S./Declaration)	19,330,930	$182,290,669

All Cap Core (Deutsche)	16,393,460	185,410,033

Blue Chip Growth (T. Rowe Price)	35,308,940	741,840,836

Core Bond (Wells Capital)	14,869,961	182,454,426

Core Equity (Legg Mason)	16,448,849	276,669,648

Emerging Markets Value (DFA)	16,051,527	177,529,894

Equity-Income (T. Rowe Price)	13,715,569	278,288,905

Fundamental Value (Davis)	15,349,624	278,288,687

Global Bond (PIMCO)	19,256,055	273,628,540

Global Real Estate (Deutsche)	23,248,106	273,630,207

High Income (MFC Global U.S.)	16,581,563	181,402,301

High Yield (WAMCO)	81,016,322	819,885,174

International Opportunities (Marsico)	9,458,907	182,556,908

International Small Cap (Templeton)	5,621,401	140,535,016

International Value (Templeton)	15,955,894	323,425,975

Large Cap (UBS)	10,587,784	177,027,754

Large Cap Value (BlackRock)	10,212,041	278,278,119

Mid Cap Index (MFC Global U.S.A.)	4,156,921	91,244,407

Mid Cap Stock (Wellington)	4,772,263	91,245,662

Natural Resources (Wellington)	6,296,900	273,285,462

Quantitative Value (MFC Global U.S.A.)	10,146,348	185,576,697

Real Estate Equity (T. Rowe Price)	11,111,988	123,343,070

Real Return Bond (PIMCO)	35,791,734	455,986,692

Small Cap (Independence)	551,864	9,011,941

Small Company Growth (AIM)	6,809,087	91,173,673

Small Company Value (T. Rowe Price)	3,386,860	91,174,259

Spectrum Income (T. Rowe Price)	43,506,757	455,950,813

Strategic Bond (WAMCO)	15,718,316	182,175,280

Strategic Income (MFC Global U.S.)	18,198,121	182,345,170

Total Return (PIMCO)	33,882,005	455,712,961

U.S. Global Leaders Growth (Sustainable Growth)	20,598,487	278,285,555

U.S. High Yield Bond (Wells Capital)	13,913,349	181,986,601

U.S. Multi Sector (GMO)	39,837,301	463,706,187

Value & Restructuring (Excelsior)	13,545,729	185,576,481

		8,750,924,003
John Hancock Funds III 4.00%

International Core (GMO)	7,620,029	364,923,198

Total investment companies
(Cost $8,216,543,491)		$9,115,847,201

Total Investments
(Cost $8,216,543,491) 99.97%		$9,115,847,201

Other assets in excess of liabilities 0.03%		2,639,412

Total net assets 100.00%		$9,118,486,613

Percentages are stated as a percent of net assets.

Lifestyle Conservative Portfolio

Securities owned by the Portfolio on 6-30-07 (Unaudited)

	Shares or
	Principal
Issuer	Amount	Value

Investment companies 99.96%

John Hancock Funds II 97.96%

Active Bond (MFC Global U.S./Declaration)	14,421,978	$135,999,249

Blue Chip Growth (T. Rowe Price)	1,377,401	28,939,191

Core Bond (Wells Capital)	2,217,022	27,202,862

Equity-Income (T. Rowe Price)	1,428,066	28,975,468

Fundamental Value (Davis)	1,598,207	28,975,495

Global Bond (PIMCO)	7,656,471	108,798,460

Global Real Estate (Deutsche)	3,466,609	40,801,983

High Income (MFC Global U.S.)	2,485,749	27,194,096

High Yield (WAMCO)	5,375,580	54,400,870

International Value (Templeton)	2,013,120	40,805,948

Investment Quality Bond (Wellington)	5,908,052	68,001,676

Real Estate Equity (T. Rowe Price)	1,651,640	18,333,198

Real Return Bond (PIMCO)	4,270,220	54,402,601

Spectrum Income (T. Rowe Price)	10,381,648	108,799,669

Strategic Bond (WAMCO)	4,693,837	54,401,566

Strategic Income (MFC Global U.S.)	5,429,284	54,401,426

Total Return (PIMCO)	16,178,104	217,595,498

U.S. Government Securities (WAMCO)	11,324,664	149,712,058

U.S. High Yield Bond (Wells Capital)	2,079,688	27,202,323

U.S. Multi Sector (GMO)	2,485,719	28,933,770

Value & Restructuring (Excelsior)	2,115,008	28,975,614

		1,332,853,021
John Hancock Funds III 2.00%

International Core (GMO)	568,169	27,209,620

Total investment companies
(Cost $1,320,915,724)		$1,360,062,641

Total investments 99.96%
(Cost $1,320,915,724)		$1,360,062,641

Other assets in excess of liabilities 0.04%		500,579

Total net assets 100.00%		$1,360,563,220

Percentages are stated as a percent of net assets.

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Lifestyle Growth Portfolio

Securities owned by the Portfolio on 6-30-07 (Unaudited)

	Shares or
	Principal
Issuer	Amount	Value

Investment companies 99.97%

John Hancock Funds II 93.97%

All Cap Core (Deutsche)	26,407,704	$298,671,132

All Cap Growth (AIM)	5,135,113	99,929,299

Blue Chip Growth (T. Rowe Price)	18,978,966	398,748,068

Capital Appreciation (Jennison)	37,095,913	398,781,069

Core Equity (Legg Mason)	17,639,832	296,701,980

Emerging Markets Value (DFA)	17,459,716	193,104,454

Equity-Income (T. Rowe Price)	14,741,841	299,111,958

Fundamental Value (Davis)	21,986,980	398,623,951

Global Bond (PIMCO)	13,947,655	198,196,174

Global Real Estate (Deutsche)	8,446,134	99,410,995

High Income (MFC Global U.S.)	9,005,093	98,515,718

High Yield (WAMCO)	48,920,872	495,079,227

International Equity Index (SSgA)	8,656,547	198,667,750

International Opportunities (Marsico)	20,584,012	397,271,441

International Small Cap (Templeton)	6,117,877	152,946,934

International Small Company (DFA)	12,684,408	152,847,117

International Value (Templeton)	19,657,111	398,449,648

Large Cap (UBS)	5,974,166	99,888,048

Large Cap Value (BlackRock)	3,652,222	99,523,055

Mid Cap Index (MFC Global U.S.A.)	9,153,651	200,922,631

Mid Cap Intersection (Wellington)	19,581,221	198,357,764

Mid Cap Stock (Wellington)	10,384,527	198,552,155

Mid Cap Value (Lord, Abbett)	4,459,563	99,269,881

Mid Cap Value Equity (RiverSource)	8,296,058	99,386,775

Natural Resources (Wellington)	6,761,869	293,465,134

Quantitative Value (MFC Global U.S.A.)	21,801,719	398,753,439

Real Estate Equity (T. Rowe Price)	7,199,662	79,916,244

Real Return Bond (PIMCO)	23,378,846	297,846,497

Small Cap (Independence)	6,163,307	100,646,810

Small Cap Intrinsic Value (MFC Global U.S.)	6,197,868	99,103,908

Small Cap Opportunities (Munder)	7,738,187	197,478,544

Small Company Growth (AIM)	7,400,096	99,087,287

Small Company Value (T. Rowe Price)	3,681,267	99,099,714

Spectrum Income (T. Rowe Price)	18,914,584	198,224,838

Strategic Bond (WAMCO)	8,536,236	98,934,971

Strategic Income (MFC Global U.S.)	9,882,754	99,025,200

Total Return (PIMCO)	29,487,468	396,606,444

U.S. Global Leaders Growth (Sustainable Growth)	22,139,878	299,109,750

U.S. High Yield Bond (Wells Capital)	7,555,913	98,831,341

U.S. Multi Sector (GMO)	59,934,594	697,638,672

Value & Restructuring (Excelsior)	7,280,613	99,744,396

Vista (American Century)	7,051,573	99,427,178

		9,323,897,591
John Hancock Funds III 6.00%

International Core (GMO)	12,438,799	595,694,093

Total investment companies
(Cost $8,691,736,948)		$9,919,591,684

Total Investments 99.97%
(Cost $8,691,736,948)		$9,919,591,684

Other assets in excess of liabilities 0.03%		2,654,434

Total net assets 100.00%		$9,922,246,118

Percentages are stated as a percent of net assets.

Lifestyle Moderate Portfolio

Securities owned by the Portfolio on 6-30-07 (Unaudited)

	Shares or
	Principal
Issuer	Amount	Value

Investment companies 99.97%

John Hancock Funds II 94.97%

Active Bond (MFC Global U.S./Declaration)	19,986,108	$188,468,996

Blue Chip Growth (T. Rowe Price)	5,782,280	121,485,703

Core Bond (Wells Capital)	3,840,092	47,117,933

Core Equity (Legg Mason)	5,735,643	96,473,510

Equity-Income (T. Rowe Price)	2,395,800	48,610,785

Fundamental Value (Davis)	5,358,927	97,157,351

Global Bond (PIMCO)	9,947,623	141,355,728

Global Real Estate (Deutsche)	4,007,016	47,162,582

High Income (MFC Global U.S.)	6,438,362	70,435,677

High Yield (WAMCO)	13,946,475	141,138,328

International Equity Index (SSgA)	2,055,335	47,169,935

International Opportunities (Marsico)	1,223,634	23,616,138

International Value (Templeton)	3,486,776	70,676,957

Investment Quality Bond (Wellington)	4,096,289	47,148,281

Mid Cap Index (MFC Global U.S.A.)	968,373	21,255,777

Real Estate Equity (T. Rowe Price)	2,872,990	31,890,188

Real Return Bond (PIMCO)	7,399,136	94,264,987

Small Cap (Independence)	146,243	2,388,141

Small Company (American Century)	1,291,969	23,604,275

Small Company Growth (AIM)	1,762,455	23,599,273

Small Company Value (T. Rowe Price)	876,722	23,601,369

Spectrum Income (T. Rowe Price)	17,983,232	188,464,271

Strategic Bond (WAMCO)	6,092,700	70,614,397

Strategic Income (MFC Global U.S.)	7,049,507	70,636,057

Total Return (PIMCO)	21,016,402	282,670,612

U.S. High Yield Bond (Wells Capital)	5,389,363	70,492,869

U.S. Multi Sector (GMO)	8,348,003	97,170,750

Value & Restructuring (Excelsior)	3,548,486	48,614,253

		2,237,285,123
John Hancock Funds III 5.00%

International Core (GMO)	2,461,086	117,861,402

Total investment companies
(Cost $2,196,019,866)		$2,355,146,525

Total investments 99.97%
(Cost $2,196,019,866) 99.97%		$2,355,146,525

Other assets in excess of liabilities 0.03%		733,434

Total net assets 100.00%		$2,355,879,959

Percentages are stated as a percent of net assets.

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statements of assets and liabilities 6-30-07 (unaudited)

These Statements of Assets and Liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Balanced	Conservative

Assets

Investments in affiliated funds, at value (Note 9)	$3,516,074,273	$9,115,847,201	$1,360,062,641
Receivable for investments sold	6,201,423	20,692,111	3,338,644
Receivable for fund shares sold	1,825,444	5,349,166	1,125,011
Dividends receivable from underlying funds	—	45,391,534	11,487,306
Receivable due from adviser	14,690	11,626	19,300
Other assets	—	12,634	—
Total assets	3,524,115,830	9,187,304,272	1,376,032,902

Liabilities

Payable for investments purchased	595,206	47,082,192	11,991,886
Payable for fund shares repurchased	6,266,239	21,274,100	3,396,943
Payable to affiliates Fund administration fees	53,756	135,371	21,947
Transfer agent fees	63,075	100,266	12,038
Trustees’ fees	—	—	618
Other payables and accrued expenses	85,042	225,730	46,250
Total liabilities	7,063,318	68,817,659	15,469,682

Net assets

Capital paid-in	2,890,507,188	8,102,410,714	1,306,434,818
Undistributed net investment income (loss)	(2,003,786)	42,262,353	11,024,774
Accumulated undistributed net realized gain (loss) on investments	66,658,671	74,509,836	3,956,711
Net unrealized appreciation (depreciation) on investments	561,890,439	899,303,710	39,146,917
Net assets	$3,517,052,512	$9,118,486,613	$1,360,563,220
Investments in affiliated funds, at cost	$2,954,183,834	$8,216,543,491	$1,320,915,724

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value
Class A: Net assets	$91,345,037	$217,362,172	$29,791,940
Shares outstanding	5,672,047	14,387,713	2,213,828
Net asset value and redemption price per share	$16.10	$15.11	$13.46
Class B:[1] Net assets	$20,530,697	$47,539,795	$6,616,507
Shares outstanding	1,279,121	3,153,858	492,422
Net asset value and offering price per share	$16.05	$15.07	$13.44
Class C:[1] Net assets	$72,121,080	$210,133,518	$26,906,187
Shares outstanding	4,491,836	13,918,696	2,003,268
Net asset value and offering price per share	$16.06	$15.10	$13.43
Class R: Net assets	$782,269	$665,414	$171,908
Shares outstanding	48,447	44,054	12,765
Net asset value, offering price and redemption price per share	$16.15	$15.10	$13.47
Class R1: Net assets	$923,555	$281,945	$282,227
Shares outstanding	57,196	18,667	20,956
Net asset value, offering price and redemption price per share	$16.15	$15.10	$13.47
Class R2: Net assets	$876,244	$1,186,847	$320,578
Shares outstanding	54,312	78,624	23,795
Net asset value, offering price and redemption price per share	$16.13	$15.10	$13.47
Class R3: Net assets	$4,513,199	$9,907,685	$1,634,619
Shares outstanding	280,403	656,818	121,417
Net asset value, offering price and redemption price per share	$16.10	$15.08	$13.46
Class R4: Net assets	$4,325,641	$16,063,827	$2,012,821
Shares outstanding	268,562	1,064,301	149,638
Net asset value, offering price and redemption price per share	$16.11	$15.09	$13.45
Class R5: Net assets	$2,429,906	$7,846,285	$708,035
Shares outstanding	150,655	519,495	52,563
Net asset value, offering price and redemption price per share	$16.13	$15.10	$13.47
Class 1: Net assets	$3,319,204,884	$8,594,121,055	$1,292,118,398
Shares outstanding	206,129,736	570,720,000	96,034,665
Net asset value, offering price and redemption price per share	$16.10	$15.06	$13.45
Class 5: Net assets	—	$13,378,070	—
Shares outstanding	—	888,050	—
Net asset value, offering price and redemption price per share	—	$15.06	—

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.95	$15.91	$14.17

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Statements of assets and liabilities 6-30-07 (unaudited)

Continued

	Lifestyle	Lifestyle
	Growth	Moderate

Assets

Investments in affiliated funds, at value	$9,919,591,684	$2,355,146,525
Cash	132,016	—
Receivable for investments sold	22,596,830	4,244,361
Receivable for fund shares sold	4,549,781	1,223,529
Dividends receivable from underlying funds	24,723,365	15,491,657
Receivable due from adviser	12,173	15,377
Other assets	22,265	—
Total assets	9,971,628,114	2,376,121,449

Liabilities

Payable for investments purchased	25,653,710	15,796,667
Payable for fund shares repurchased	23,177,636	4,311,323
Payable to affiliates Fund administration fees	146,247	39,201
Transfer agent fees	147,176	24,421
Accrued expenses	257,227	69,878
Total liabilities	49,381,996	20,241,490

Net assets

Capital paid-in	8,530,179,716	2,171,895,173
Undistributed net investment income (loss)	37,700,774	14,685,078
Accumulated undistributed net realized gain (loss) on investments	126,510,892	10,173,049
Net unrealized appreciation (depreciation) on investments	1,227,854,736	159,126,659
Net assets	$9,922,246,118	$2,355,879,959
Investments in affiliated funds, at cost	$8,691,736,948	$2,196,019,866

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value
Class A: Net assets	$263,109,649	$55,543,477
Shares outstanding	16,676,243	3,983,200
Net asset value and redemption price per share	$15.78	$13.94
Class B:[1] Net assets	$63,271,476	$12,149,861
Shares outstanding	4,022,911	873,462
Net asset value and offering price per share	$15.73	$13.91
Class C:[1] Net assets	$242,056,869	$49,471,052
Shares outstanding	15,391,406	3,552,618
Net asset value and offering price per share	$15.73	$13.93
Class R: Net assets	$558,092	$433,378
Shares outstanding	35,260	31,075
Net asset value, offering price and redemption price per share	$15.83	$13.95
Class R1: Net assets	$1,624,947	$839,905
Shares outstanding	102,718	60,229
Net asset value, offering price and redemption price per share	$15.82	$13.95
Class R2: Net assets	$1,049,733	$111,337
Shares outstanding	66,413	7,981
Net asset value, offering price and redemption price per share	$15.81	$13.95
Class R3: Net assets	$8,808,545	$3,165,661
Shares outstanding	559,113	227,076
Net asset value, offering price and redemption price per share	$15.75	$13.94
Class R4: Net assets	$12,659,002	$3,564,761
Shares outstanding	802,508	255,909
Net asset value, offering price and redemption price per share	$15.77	$13.93
Class R5: Net assets	$4,852,004	$2,512,507
Shares outstanding	307,101	180,180
Net asset value, offering price and redemption price per share	$15.80	$13.94
Class 1: Net assets	$9,289,900,272	$2,223,119,859
Shares outstanding	589,507,967	159,566,879
Net asset value, offering price and redemption price per share	$15.76	$13.93
Class 5: Net assets	$34,355,529	$4,968,161
Shares outstanding	2,181,201	356,796
Net asset value, offering price and redemption price per share	$15.75	$13.92

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.61	$14.67

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the six months ended 6-30-07 (unaudited)

These Statements of Operations summarize the Portfolios’ investment income earned and expenses incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Balanced	Conservative

Investment income

Income distributions received from affiliated underlying funds	$64,439	$80,734,742	$20,659,188
Total investment income	64,439	80,734,742	20,659,188

Expenses

Investment management fees (Note 3)	662,718	1,770,798	267,735
Distribution and service fees (Note 3)	1,239,380	3,355,662	479,062
Transfer agent fees (Note 3)	145,235	255,006	32,343
Blue sky fees (Note 3)	71,001	81,687	71,959
Printing and postage fees (Note 3)	31,726	67,005	16,121
Audit and legal fees	70,113	158,939	40,089
Custodian fees	5,964	5,978	5,964
Registration and filing fees	11,777	27,732	4,539
Fund administration fees (Note 3)	128,955	355,198	52,563
Trustees’ fees (Note 4)	10,825	32,302	6,219
Miscellaneous	7,382	20,337	3,627
Total expenses	2,385,076	6,130,644	980,221
Less: expense reductions (Note 3)	(54,223)	(46,015)	(63,530)
Net expenses	2,330,853	6,084,629	916,691
Net investment income (loss)	(2,266,414)	74,650,113	19,742,497

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	44,562,188	75,336,005	4,235,511
Capital gain distributions received from affiliated underlying funds	9,602,481	114,455	—

Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	246,527,321	316,227,815	1,298,087
Net realized and unrealized gain (loss)	300,691,990	391,678,275	5,533,598
Increase (decrease) in net assets from operations	$298,425,576	$466,328,388	$25,276,095

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

A L I C N A F I N

Statements of operations For the six months ended 6-30-07 (unaudited)

Continued

	Lifestyle	Lifestyle
	Growth	Moderate

Investment income

Income distributions received from affiliated underlying funds	$44,489,683	$27,855,370
Total investment income	44,489,683	27,855,370

Expenses

Investment management fees (Note 3)	1,906,052	462,131
Distribution and service fees (Note 3)	3,760,846	851,107
Transfer agent fees (Note 3)	375,642	62,915
Blue sky fees (Note 3)	77,034	73,399
Printing and postage fees (Note 3)	78,995	23,428
Audit and legal fees	167,400	55,196
Custodian fees	5,955	5,968
Registration and filing fees	27,807	8,413
Fund administration fees (Note 3)	380,696	89,302
Trustees’ fees (Note 4)	32,999	9,593
Miscellaneous	21,246	5,513
Total expenses	6,834,672	1,646,965
Less: expense reductions (Note 3)	(45,763)	(55,681)
Net expenses	6,788,909	1,591,284
Net investment income (loss)	37,700,774	26,264,086

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	114,230,006	10,554,264
Capital gain distributions received from affiliated underlying funds	13,823,293	—

Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	494,023,482	43,555,905
Net realized and unrealized gain (loss)	622,076,781	54,110,169
Increase (decrease) in net assets from operations	$659,777,555	$80,374,255

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolios’ net assets have changed during the period. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

Lifestyle Aggressive
	Six Months Ended 6-30-07	Four Months Ended 12-31-06[1]	Period Ended 8-31-06[2]
	(Unaudited)

Increase (decrease) in net assets

From operations
Net investment income (loss)	($2,266,414)	$18,573,898	$8,698,334
Net realized gain (loss)	54,164,669	73,892,886	61,219,206
Change in net unrealized appreciation
(depreciation)	246,527,321	154,787,755	160,575,363
Increase (decrease) in net assets
resulting from operations	298,425,576	247,254,539	230,492,903
Distributions to shareholders
From net investment income
Class A	—	(1,349,781)	(10,791)
Class B	—	(222,059)	(2,807)
Class C	—	(690,657)	(4,862)
Class R	—	(4,634)	—
Class R1	—	(2,600)	—
Class R2	—	(3,084)	—
Class R3	—	(37,785)	(460)
Class R4	—	(64,000)	(513)
Class R5	—	(15,755)	(565)
Class 1	—	(81,795,612)	(10,836,557)
From net realized gain
Class A	—	(1,051,325)	—
Class B	—	(237,454)	—
Class C	—	(738,375)	—
Class R	—	(4,062)	—
Class R1	—	(2,061)	—
Class R2	—	(2,227)	—
Class R3	—	(29,914)	—
Class R4	—	(46,167)	—
Class R5	—	(10,422)	—
Class 1	—	(52,688,646)	—
Total distributions	—	(138,996,620)	(10,856,555)
From Fund share transactions	324,275,776	292,136,488	2,274,320,405
Total increase (decrease)	622,701,352	400,394,407	2,493,956,753

Net assets

Beginning of period	2,894,351,160	2,493,956,753	—
End of period	$3,517,052,512	$2,894,351,160	$2,493,956,753
Undistributed net investment
income (loss)	($2,003,786)	$262,628	$4,475,074

1 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31. 2 Period from 10-15-05 (commencement of operations) to 8-31-06.

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Balanced
	Six Months Ended 6-30-07	Four Months Ended 12-31-06[1]	Period Ended 8-31-06[2]
	(Unaudited)

Increase (decrease) in net assets

From operations
Net investment income (loss)	$74,650,113	$119,808,173	$94,245,252
Net realized gain (loss)	75,450,460	122,178,920	127,337,590
Change in net unrealized appreciation
(depreciation)	316,227,815	286,866,854	296,209,041
Increase (decrease) in net assets
resulting from operations	466,328,388	528,853,947	517,791,883
Distributions to shareholders
From net investment income
Class A	(455,845)	(3,396,000)	(428,612)
Class B	(29,622)	(813,690)	(57,145)
Class C	(143,722)	(3,269,920)	(203,872)
Class R	(713)	(8,355)	—
Class R1	(321)	(2,951)	—
Class R2	(3,172)	(3,072)	—
Class R3	(20,500)	(128,147)	(15,304)
Class R4	(40,032)	(270,764)	(26,987)
Class R5	(8,897)	(48,482)	(15,130)
Class 1	(31,644,657)	(222,183,075)	(95,206,787)
Class 5	(40,279)	(171,997)	(347)
From net realized gain
Class A	—	(2,150,530)	(1,728)
Class B	—	(549,053)	(612)
Class C	—	(2,203,348)	(1,299)
Class R	—	(5,608)	—
Class R1	—	(1,847)	—
Class R2	—	(1,881)	—
Class R3	—	(81,916)	(26)
Class R4	—	(167,165)	(26)
Class R5	—	(29,224)	(123)
Class 1	—	(132,141,718)	(1,411,319)
Class 5	—	(109,135)	—
From capital paid-in
Class A	—	(2,851,033)	—
Class B	—	(686,450)	—
Class C	—	(2,758,233)	—
Class R	—	(7,041)	—
Class R1	—	(2,477)	—
Class R2	—	(2,573)	—
Class R3	—	(107,653)	—
Class R4	—	(226,932)	—
Class R5	—	(40,566)	—
Class 1	—	(185,752,773)	—
Class 5	—	(144,280)	—
Total distributions	(32,387,760)	(560,317,889)	(97,369,317)
From Fund share transactions	767,982,114	1,018,876,827	6,508,728,420
Total increase (decrease)	1,201,922,742	987,412,885	6,929,150,986

Net assets

Beginning of period	7,916,563,871	6,929,150,986	—
End of period	$9,118,486,613	$7,916,563,871	$6,929,150,986
Undistributed net investment
income (loss)	$42,262,353	—	$8,258,447

1 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.
2 Period from 10-15-05 (commencement of operations) to 8-31-06.

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Conservative
	Six Months Ended 6-30-07	Four Months Ended 12-31-06[1]	Period Ended 8-31-06[2]
	(Unaudited)

Increase (decrease) in net assets

From operations
Net investment income (loss)	$19,742,497	$27,232,158	$22,016,988
Net realized gain (loss)	4,235,511	7,375,742	13,564,145
Change in net unrealized appreciation
(depreciation)	1,298,087	13,356,342	24,492,488
Increase (decrease) in net assets
resulting from operations	25,276,095	47,964,242	60,073,621
Distributions to shareholders
From net investment income
Class A	(129,173)	(516,816)	(125,005)
Class B	(19,219)	(101,855)	(20,839)
Class C	(72,886)	(349,399)	(56,558)
Class R	(743)	(2,720)	—
Class R1	(555)	(2,786)	—
Class R2	(1,813)	(2,864)	—
Class R3	(8,511)	(9,817)	(3,046)
Class R4	(12,458)	(22,143)	(6,698)
Class R5	(2,570)	(8,173)	(5,036)
Class 1	(8,469,795)	(33,505,513)	(22,120,363)
From net realized gain
Class A	—	(220,889)	—
Class B	—	(45,923)	—
Class C	—	(159,163)	—
Class R	—	(1,157)	—
Class R1	—	(1,158)	—
Class R2	—	(1,164)	—
Class R3	—	(4,141)	—
Class R4	—	(8,943)	—
Class R5	—	(3,215)	—
Class 1	—	(13,266,448)	—
From capital paid-in
Class A	—	(489,987)	—
Class B	—	(96,644)	—
Class C	—	(331,536)	—
Class R	—	(2,579)	—
Class R1	—	(2,640)	—
Class R2	—	(2,714)	—
Class R3	—	(9,308)	—
Class R4	—	(20,988)	—
Class R5	—	(7,744)	—
Class 1	—	(31,745,868)	—
Total distributions	(8,717,723)	(80,944,295)	(22,337,545)
From Fund share transactions	119,715,397	135,023,828	1,084,509,600
Total increase (decrease)	136,273,769	102,043,775	1,122,245,676

Net assets

Beginning of period	1,224,289,451	1,122,245,676	—
End of period	$1,360,563,220	$1,224,289,451	$1,122,245,676
Undistributed net investment
income (loss)	$11,024,774	—	$620,551

1 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.
2 Period from 10-15-05 (commencement of operations) to 8-31-06.

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Growth
	Six Months Ended 6-30-07	Four Months Ended 12-31-06[1]	Period Ended 8-31-06[2]
	(Unaudited)

Increase (decrease) in net assets

From operations
Net investment income (loss)	$37,700,774	$87,412,466	$63,621,234
Net realized gain (loss)	128,053,299	155,266,323	173,200,773
Change in net unrealized appreciation
(depreciation)	494,023,482	377,077,693	356,753,561
Increase (decrease) in net assets
resulting from operations	659,777,555	619,756,482	593,575,568
Distributions to shareholders
From net investment income
Class A	—	(4,431,521)	(46,836)
Class B	—	(878,972)	(6,890)
Class C	—	(3,493,928)	(19,011)
Class R	—	(3,340)	—
Class R1	—	(2,862)	—
Class R2	—	(3,020)	—
Class R3	—	(99,284)	(519)
Class R4	—	(200,909)	(571)
Class R5	—	(68,375)	(2,527)
Class 1	—	(242,862,495)	(35,586,379)
Class 5	—	(423,491)	—
From net realized gain
Class A	—	(3,753,671)	—
Class B	—	(885,252)	—
Class C	—	(3,490,555)	—
Class R	—	(3,040)	—
Class R1	—	(2,462)	—
Class R2	—	(2,462)	—
Class R3	—	(85,475)	—
Class R4	—	(163,697)	—
Class R5	—	(52,865)	—
Class 1	—	(184,797,243)	—
Class 5	—	(319,070)	—
From capital paid-in
Class A	—	(3,047,402)	—
Class B	—	(619,415)	—
Class C	—	(2,459,169)	—
Class R	—	(2,320)	—
Class R1	—	(1,972)	—
Class R2	—	(2,067)	—
Class R3	—	(68,421)	—
Class R4	—	(137,468)	—
Class R5	—	(46,482)	—
Class 1	—	(164,782,068)	—
Class 5	—	(287,001)	—
Total distributions	—	(617,477,774)	(35,662,733)
From Fund share transactions	819,134,474	1,128,312,384	6,754,830,162
Total increase (decrease)	1,478,912,029	1,130,591,092	7,312,742,997

Net assets

Beginning of period	8,443,334,089	7,312,742,997	—
End of period	$9,922,246,118	$8,443,334,089	$7,312,742,997
Undistributed net investment
income (loss)	$37,700,774	—	$42,886,862

1 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.
2 Period from 10-15-05 (commencement of operations) to 8-31-06.

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Moderate
	Six Months Ended 6-30-07	Four Months Ended 12-31-06[1]	Period Ended 8-31-06[2]
	(Unaudited)

Increase (decrease) in net assets

From operations
Net investment income (loss)	$26,264,086	$38,295,849	$31,797,303
Net realized gain (loss)	10,554,264	13,928,143	32,619,980
Change in net unrealized appreciation
(depreciation)	43,555,905	61,379,986	54,190,768
Increase (decrease) in net assets
resulting from operations	80,374,255	113,603,978	118,608,051
Distributions to shareholders
From net investment income
Class A	(179,418)	(902,226)	(171,868)
Class B	(20,777)	(163,812)	(22,967)
Class C	(84,564)	(645,798)	(77,475)
Class R	(1,136)	(2,543)	—
Class R1	(472)	(2,609)	—
Class R2	(481)	(2,689)	—
Class R3	(8,850)	(21,537)	(6,081)
Class R4	(12,175)	(51,478)	(10,781)
Class R5	(6,229)	(28,198)	(8,339)
Class 1	(11,241,856)	(52,481,076)	(31,963,702)
Class 5	(23,050)	(70,845)	(490)
From net realized gain
Class A	—	(544,690)	—
Class B	—	(105,282)	—
Class C	—	(416,751)	—
Class R	—	(1,539)	—
Class R1	—	(1,539)	—
Class R2	—	(1,550)	—
Class R3	—	(12,785)	—
Class R4	—	(29,908)	—
Class R5	—	(16,746)	—
Class 1	—	(29,380,921)	—
Class 5	—	(42,201)	—
From capital paid-in
Class A	—	(828,021)	—
Class B	—	(150,334)	—
Class C	—	(592,577)	—
Class R	—	(2,336)	—
Class R1	—	(2,397)	—
Class R2	—	(2,471)	—
Class R3	—	(19,781)	—
Class R4	—	(47,280)	—
Class R5	—	(25,859)	—
Class 1	—	(48,216,254)	—
Class 5	—	(64,933)	—
Total distributions	(11,579,008)	(134,878,966)	(32,261,703)
From Fund share transactions	198,916,023	237,576,843	1,785,520,486
Total increase (decrease)	267,711,270	216,301,855	1,871,866,834

Net assets

Beginning of period	2,088,168,689	1,871,866,834	—
End of period	$2,355,879,959	$2,088,168,689	$1,871,866,834
Undistributed net investment
income (loss)	$14,685,078	—	$2,800,483

1 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.
2 Period from 10-15-05 (commencement of operations) to 8-31-06.

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Financial highlights

These Financial Highlights show how each Portfolio’s net asset value for a share has changed since the beginning of the period.

Lifestyle Aggressive
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
	Net asset	Net	ized and										Net	Net assets,	Portfolio
	value,	investment	unrealized	Total from	From net	From net	From	Total	Net asset	Total	Net	Gross	investment	end of	turn-
	beginning	income	gain (loss)	investment	investment	realized	capital	distribu-	value, end	return	expenses	expenses	income	period	over
Period ended	of period	(loss)[1]	on invest-	operations	income	gain	paid-in	tions	of period	(%)[2,3]	(%)[4,5]	(%)[4,5]	(loss) (%)[1,5]	(in millions)	(%)[3]

CLASS A

6-30-07 (Unaudited)	$14.72	($0.05)	$1.43	$1.38	$—	$—	—	$—	$16.10	9.38	0.60	0.60	(0.60)	$91	16

12-31-06[6]	14.06	0.08[7]	1.24	1.32	(0.37)	(0.29)	—	(0.66)	14.72	9.40[8]	0.64	0.65[9]	1.69	56	5

8-31-06[10]	12.63	(0.07)[7]	1.56	1.49	(0.06)	—	—	(0.06)	14.06	11.85[8]	0.65	0.84[9]	(0.59)	35	23

CLASS B

6-30-07 (Unaudited)	14.72	(0.11)	1.44	1.33	—	—	—	—	16.05	9.04[8]	1.35	1.43[9]	(1.34)	21	16

12-31-06[6]	14.00	0.05[7]	1.23	1.28	(0.27)	(0.29)	—	(0.56)	14.72	9.15[8]	1.35	1.54[9]	1.07	13	5

8-31-06[10]	12.63	(0.15)[7]	1.56	1.41	(0.04)	—	—	(0.04)	14.00	11.22[8]	1.34	2.00[9]	(1.23)	8	23

CLASS C

6-30-07 (Unaudited)	14.73	(0.11)	1.44	1.33	—	—	—	—	16.06	9.03	1.31	1.31	(1.31)	72	16

12-31-06[6]	14.00	0.05[7]	1.24	1.29	(0.27)	(0.29)	—	(0.56)	14.73	9.22[8]	1.35	1.36[9]	1.10	39	5

8-31-06[10]	12.63	(0.15)[7]	1.57	1.42	(0.05)	—	—	(0.05)	14.00	11.22[8]	1.34	1.60[9]	(1.27)	25	23

CLASS R

6-30-07 (Unaudited)	14.79	(0.10)	1.46	1.36	—	—	—	—	16.15	9.20[8]	0.98	3.55[9]	(0.98)	1	16

12-31-06[6,10]	14.11	0.13[7]	1.17	1.30	(0.33)	(0.29)	—	(0.62)	14.79	9.22[8]	0.95	10.66[9]	2.94	—[11]	5

CLASS R1

6-30-07 (Unaudited)	14.76	(0.05)	1.44	1.39	—	—	—	—	16.15	9.42[8]	0.70	4.07[9]	(0.69)	1	16

12-31-06[6,10]	14.11	0.08[7]	1.23	1.31	(0.37)	(0.29)	—	(0.66)	14.76	9.25[8]	0.70	12.89[9]	1.79	—[11]	5

CLASS R2

6-30-07 (Unaudited)	14.74	(0.03)	1.42	1.39	—	—	—	—	16.13	9.43[8]	0.45	3.06[9]	(0.44)	1	16

12-31-06[6,10]	14.11	0.09[7]	1.23	1.32	(0.40)	(0.29)	—	(0.69)	14.74	9.37[8]	0.45	12.24[9]	2.07	—[11]	5

CLASS R3

6-30-07 (Unaudited)	14.72	(0.07)	1.45	1.38	—	—	—	—	16.10	9.38[8]	0.75	1.35[9]	(0.74)	5	16

12-31-06[6]	14.06	0.08[7]	1.24	1.32	(0.37)	(0.29)	—	(0.66)	14.72	9.36[8]	0.72	2.21[9]	1.70	2	5

8-31-06[10]	12.63	(0.05)[7]	1.54	1.49	(0.06)	—	—	(0.06)	14.06	11.81[8]	0.69	8.07[9]	(0.47)	1	23

CLASS R4

6-30-07 (Unaudited)	14.71	(0.04)	1.44	1.40	—	—	—	—	16.11	9.52[8]	0.49	1.01[9]	(0.49)	4	16

12-31-06[6]	14.07	0.08[7]	1.25	1.33	(0.40)	(0.29)	—	(0.69)	14.71	9.46[8]	0.53	1.38[9]	1.71	2	5

8-31-06[10]	12.63	(0.05)[7]	1.55	1.50	(0.06)	—	—	(0.06)	14.07	11.94[8]	0.49	4.08[9]	(0.38)	2	23

CLASS R5

6-30-07 (Unaudited)	14.71	(0.01)	1.43	1.42	—	—	—	—	16.13	9.65[8]	0.21	1.56[9]	(0.20)	2	16

12-31-06[6]	14.09	0.09[7]	1.26	1.35	(0.44)	(0.29)	—	(0.73)	14.71	9.57[8]	0.23	4.07[9]	1.90	1	5

8-31-06[10]	12.63	0.01[7]	1.52	1.53	(0.07)	—	—	(0.07)	14.09	12.16[8]	0.20	8.26[9]	0.05	—[11]	23

CLASS 1

6-30-07 (Unaudited)	14.68	(0.01)	1.43	1.42	—	—	—	—	16.10	9.67	0.11	0.11	(0.10)	3,319	16

12-31-06[6]	14.07	0.10[7]	1.25	1.35	(0.45)	(0.29)	—	(0.74)	14.68	9.59	0.11	0.11	2.09	2,782	5

8-31-06[10]	12.60	0.06[7]	1.48	1.54	(0.07)	—	—	(0.07)	14.07	12.27	0.11	0.11	0.48	2,422	23

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Financial highlights

Continued

Lifestyle Balanced
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
	Net asset	Net	ized and										Net	Net assets,	Portfolio
	value,	investment	unrealized	Total from	From net	From net	From	Total	Net asset	Total	Net	Gross	investment	end of	turn-
	beginning	income	gain (loss)	investment	investment	realized	capital	distribu-	value, end	return	expenses	expenses	income	period	over
Period ended	of period	(loss)[1]	on invest-	operations	income	gain	paid-in	tions	of period	(%)[2,3]	(%)[4,5]	(%)[4,5]	(loss) (%)[1,5]	(in millions)	(%)[3]

CLASS A

6-30-07 (Unaudited)	$14.37	$0.10	$0.68	$0.78	($0.04)	$—	$—	($0.04)	$15.11	5.42	0.52	0.52	1.59	$217	9

12-31-06[6]	14.38	0.24[7]	0.81	1.05	(0.43)	(0.27)	(0.36)	(1.06)	14.37	7.25	0.55	0.55	4.77	125	3

8-31-06[10]	13.35	0.19[7]	1.01	1.20	(0.17)	—[12]	—	(0.17)	14.38	9.08[8]	0.58	0.70[9]	1.60	81	23

CLASS B

6-30-07 (Unaudited)	14.37	0.04	0.67	0.71	(0.01)	—	—	(0.01)	15.07	4.95[8]	1.34	1.35[9]	0.68	48	9

12-31-06[6]	14.37	0.20[7]	0.81	1.01	(0.40)	(0.27)	(0.34)	(1.01)	14.37	6.96[8]	1.34	1.41[9]	4.00	32	3

8-31-06[10]	13.35	0.10[7]	1.02	1.12	(0.10)	—[12]	—	(0.10)	14.37	8.47[8]	1.34	1.73[9]	0.84	20	23

CLASS C

6-30-07 (Unaudited)	14.39	0.05	0.67	0.72	(0.01)	—	—	(0.01)	15.10	5.02	1.22	1.22	0.85	210	9

12-31-06[6]	14.38	0.20[7]	0.82	1.02	(0.40)	(0.27)	(0.34)	(1.01)	14.39	7.03	1.25	1.25	4.10	128	3

8-31-06[10]	13.35	0.12[7]	1.01	1.13	(0.10)	—[12]	—	(0.10)	14.38	8.55[8]	1.29	1.41[9]	0.97	79	23

CLASS R

6-30-07 (Unaudited)	14.39	0.07	0.67	0.74	(0.03)	—	—	(0.03)	15.10	5.12[8]	0.97	3.82[9]	1.22	1	9

12-31-06[6,10]	14.44	0.32[7]	0.66	0.98	(0.41)	(0.27)	(0.35)	(1.03)	14.39	6.79[8]	0.95	8.41[9]	7.37	—[11]	3

CLASS R1

6-30-07 (Unaudited)	14.38	0.09	0.67	0.76	(0.04)	—	—	(0.04)	15.10	5.26[8]	0.70	9.08[9]	1.86	—[11]	9

12-31-06 [6,10]	14.44	0.21[7]	0.78	0.99	(0.42)	(0.27)	(0.36)	(1.05)	14.38	6.84[8]	0.70	13.06[9]	4.96	—[11]	3

CLASS R2

6-30-07 (Unaudited)	14.37	0.09	0.68	0.77	(0.04)	—	—	(0.04)	15.10	5.39[8]	0.45	2.41[9]	2.12	1	9

12-31-06[6,10]	14.44	0.22[7]	0.77	0.99	(0.43)	(0.27)	(0.36)	(1.06)	14.37	6.90[8]	0.45	12.70[9]	5.21	—[11]	3

CLASS R3

6-30-07 (Unaudited)	14.36	0.09	0.66	0.75	(0.03)	—	—	(0.03)	15.08	5.26[8]	0.72	0.95[9]	1.44	10	9

12-31-06[6]	14.37	0.22[7]	0.82	1.04	(0.42)	(0.27)	(0.36)	(1.05)	14.36	7.22[8]	0.72	1.24[9]	4.55	5	3

8-31-06[10]	13.35	0.36[7]	0.82	1.18	(0.16)	—[12]	—	(0.16)	14.37	8.92[8]	0.69	3.70[9]	3.10	3	23

CLASS R4

6-30-07 (Unaudited)	14.36	0.10	0.67	0.77	(0.04)	—	—	(0.04)	15.09	5.40[8]	0.48	0.57[9]	1.52	16	9

12-31-06[6]	14.38	0.23[7]	0.81	1.04	(0.43)	(0.27)	(0.36)	(1.06)	14.36	7.27[8]	0.52	0.70[9]	4.55	10	3

8-31-06[10]	13.35	0.16[7]	1.06	1.22	(0.19)	—[12]	—	(0.19)	14.38	9.19[8]	0.48	1.46[9]	1.37	7	23

CLASS R5

6-30-07 (Unaudited)	14.36	0.12	0.67	0.79	(0.05)	—	—	(0.05)	15.10	5.53[8]	0.20	0.67[9]	2.12	8	9

12-31-06[6]	14.38	0.24[7]	0.82	1.06	(0.44)	(0.27)	(0.37)	(1.08)	14.36	7.41[8]	0.20	1.69[9]	4.85	2	3

8-31-06[10]	13.35	0.18[7]	1.06	1.24	(0.21)	—[12]	—	(0.21)	14.38	9.39[8]	0.19	2.58[9]	1.48	1	23

See notes to financial statements

Lifestyle Portfolios

32

F I N A N C I A L  S T A T E M E N T S

Financial highlights

Continued

Lifestyle Balanced continued
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
	Net asset	Net	ized and										Net	Net assets,	Portfolio
	value,	investment	unrealized	Total from	From net	From net	From	Total	Net asset	Total	Net	Gross	investment	end of	turn-
	beginning	income	gain (loss)	investment	investment	realized	capital	distribu-	value, end	return	expenses	expenses	income	period	over
Period ended	of period	(loss)[1]	on invest-	operations	income	gain	paid-in	tions	of period	(%)[2,3]	(%)[4,5]	(%)[4,5]	(loss) (%)[1,5]	(in millions)	(%)[3]

CLASS 1

6-30-07 (Unaudited)	$14.31	$0.13	$0.68	$0.81	($0.06)	$—	$—	($0.06)	$15.06	5.65	0.11	0.11	1.78	$8,594	9

12-31-06[6]	14.34	0.24[7]	0.82	1.06	(0.45)	(0.27)	(0.37)	(1.09)	14.31	7.40	0.11	0.11	4.84	7,609	3

8-31-06[10]	13.31	0.22[7]	1.03	1.25	(0.22)	—[12]	—	(0.22)	14.34	9.47	0.11	0.11	1.81	6,736	23

CLASS 5

6-30-07 (Unaudited)	14.32	0.13	0.67	0.80	(0.06)	—	—	(0.06)	15.06	5.59	0.06	0.06	2.12	13	9

12-31-06[6]	14.35	0.33[7]	0.74	1.07	(0.45)	(0.27)	(0.38)	(1.10)	14.32	7.42	0.06	0.06	6.63	7	3

8-31-06[13]	14.17	—[7,12]	0.31	0.31	(0.13)	—	—	(0.13)	14.35	2.23	0.01	0.01	(0.01)	1	23

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Financial highlights

Continued

Lifestyle Conservative
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
	Net asset	Net	ized and										Net	Net assets,	Portfolio
	value,	investment	unrealized	Total from	From net	From net	From	Total	Net asset	Total	Net	Gross	investment	end of	turn-
	beginning	income	gain (loss)	investment	investment	realized	capital	distribu-	value, end	return	expenses	expenses	income	period	over
Period ended	of period	(loss)[1]	on invest-	operations	income	gain	paid-in	tions	of period	(%)[2,3]	(%)[4,5]	(%)[4,5]	(loss) (%)[1,5]	(in millions)	(%)[3]

CLASS A

6-30-07 (Unaudited)	$13.29	$0.17	$0.07	$0.24	($0.07)	$—	$—	($0.07)	$13.46	1.83[8]	0.55	0.60[9]	2.93	$30	8

12-31-06[6]	13.63	0.33[7]	0.23	0.56	(0.38)	(0.16)	(0.36)	(0.90)	13.29	4.11[8]	0.56	0.64[9]	7.20	20	2

8-31-06[10]	13.16	0.31[7]	0.41	0.72	(0.25)	—	—	(0.25)	13.63	5.53[8]	0.57	1.02[9]	2.75	12	20

CLASS B

6-30-07 (Unaudited)	13.29	0.13	0.07	0.20	(0.05)	—	—	(0.05)	13.44	1.49[8]	1.32	1.64[9]	2.21	7	8

12-31-06[6]	13.63	0.29[7]	0.22	0.51	(0.35)	(0.16)	(0.34)	(0.85)	13.29	3.75[8]	1.33	1.88[9]	6.20	4	2

8-31-06[10]	13.16	0.24[7]	0.41	0.65	(0.18)	—	—	(0.18)	13.63	4.99[8]	1.33	3.12[9]	2.08	3	20

CLASS C

6-30-07 (Unaudited)	13.28	0.13	0.07	0.20	(0.05)	—	—	(0.05)	13.43	1.50[8]	1.27	1.30[9]	2.36	27	8

12-31-06[6]	13.62	0.30[7]	0.21	0.51	(0.35)	(0.16)	(0.34)	(0.85)	13.28	3.76[8]	1.29	1.41[9]	6.55	14	2

8-31-06[10]	13.16	0.29[7]	0.35	0.64	(0.18)	—	—	(0.18)	13.62	4.91[8]	1.31	2.05[9]	2.54	8	20

CLASS R

6-30-07 (Unaudited)	13.31	0.15	0.07	0.22	(0.06)	—	—	(0.06)	13.47	1.67[8]	0.95	9.68[9]	2.56	—[11]	8

12-31-06[6,10]	13.67	0.29[7]	0.23	0.52	(0.37)	(0.16)	(0.35)	(0.88)	13.31	3.80[8]	0.95	13.49[9]	7.14	—[11]	2

CLASS R1

6-30-07 (Unaudited)	13.30	0.17	0.07	0.24	(0.07)	—	—	(0.07)	13.47	1.81[8]	0.70	8.63[9]	3.16	—[11]	8

12-31-06[6,10]	13.67	0.30[7]	0.23	0.53	(0.38)	(0.16)	(0.36)	(0.90)	13.30	3.85[8]	0.70	13.24[9]	7.38	—[11]	2

CLASS R2

6-30-07 (Unaudited)	13.30	0.15	0.10	0.25	(0.08)	—	—	(0.08)	13.47	1.88[8]	0.45	6.17[9]	3.04	—[11]	8

12-31-06[6,10]	13.67	0.31[7]	0.23	0.54	(0.38)	(0.16)	(0.37)	(0.91)	13.30	3.98[8]	0.45	12.98[9]	7.64	—[11]	2

CLASS R3

6-30-07 (Unaudited)	13.29	0.16	0.08	0.24	(0.07)	—	—	(0.07)	13.46	1.81[8]	0.74	2.37[9]	3.28	2	8

12-31-06[6]	13.65	0.29[7]	0.25	0.54	(0.38)	(0.16)	(0.36)	(0.90)	13.29	3.93[8]	0.77	6.23[9]	6.23	—[11]	2

8-31-06[10]	13.16	0.28[7]	0.44	0.72	(0.23)	—	—	(0.23)	13.65	5.55[8]	0.68	14.72[9]	2.46	—[11]	20

CLASS R4

6-30-07 (Unaudited)	13.28	0.17	0.08	0.25	(0.08)	—	—	(0.08)	13.45	1.88[8]	0.52	1.40[9]	2.60	2	8

12-31-06[6]	13.64	0.28[7]	0.27	0.55	(0.38)	(0.16)	(0.37)	(0.91)	13.28	4.06[8]	0.51	2.87[9]	6.17	1	2

8-31-06[10]	13.16	0.44[7]	0.30	0.74	(0.26)	—	—	(0.26)	13.64	5.66[8]	0.45	10.01[9]	3.89	1	20

CLASS R5

6-30-07 (Unaudited)	13.29	0.20	0.07	0.27	(0.09)	—	—	(0.09)	13.47	2.02[8]	0.20	4.19[9]	3.35	1	8

12-31-06[6]	13.65	0.28[7]	0.29	0.57	(0.40)	(0.16)	(0.37)	(0.93)	13.29	4.19[8]	0.20	6.37[9]	6.01	—[11]	2

8-31-06[10]	13.16	0.28[7]	0.49	0.77	(0.28)	—	—	(0.28)	13.65	5.94[8]	0.19	9.18[9]	2.44	—[11]	20

CLASS 1

6-30-07 (Unaudited)	13.27	0.20	0.07	0.27	(0.09)	—	—	(0.09)	13.45	2.04	0.11	0.11	3.08	1,292	8

12-31-06[6]	13.64	0.32[7]	0.25	0.57	(0.40)	(0.16)	(0.38)	(0.94)	13.27	4.16	0.11	0.11	6.96	1,184	2

8-31-06[10]	13.15	0.30[7]	0.48	0.78	(0.29)	—	—	(0.29)	13.64	6.01	0.12	0.12	2.54	1,097	20

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Financial highlights

Continued

Lifestyle Growth
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
	Net asset	Net	ized and										Net	Net assets,	Portfolio
	value,	investment	unrealized	Total from	From net	From net	From	Total	Net asset	Total	Net	Gross	investment	end of	turn-
	beginning	income	gain (loss)	investment	investment	realized	capital	distribu-	value, end	return	expenses	expenses	income	period	over
Period ended	of period	(loss)[1]	on invest-	operations	income	gain	paid-in	tions	of period	(%)[2,3]	(%)[4,5]	(%)[4,5]	(loss) (%)[1,5]	(in millions)	(%)[3]

CLASS A

6-30-07 (Unaudited)	$14.72	$0.03	$1.03	$1.06	$—	$—	$—	$—	$15.78	7.20	0.54	0.54	0.50	$263	12

12-31-06[6]	14.63	0.16[7]	1.01	1.17	(0.43)	(0.36)	(0.29)	(1.08)	14.72	8.00	0.58	0.58	3.18	165	4

8-31-06[10]	13.35	0.07[7]	1.28	1.35	(0.07)	—	—	(0.07)	14.63	10.18[8]	0.61	0.72[9]	0.55	103	26

CLASS B

6-30-07 (Unaudited)	14.73	(0.02)	1.02	1.00	—	—	—	—	15.73	6.79	1.34	1.34	(0.30)	63	12

12-31-06[6]	14.57	0.12[7]	1.01	1.13	(0.36)	(0.36)	(0.25)	(0.97)	14.73	7.77[8]	1.35	1.40[9]	2.45	39	4

8-31-06[10]	13.35	(0.02)[7]	1.30	1.28	(0.06)	—	—	(0.06)	14.57	9.57[8]	1.34	1.69[9]	(0.19)	24	26

CLASS C

6-30-07 (Unaudited)	14.72	(0.01)	1.02	1.01	—	—	—	—	15.73	6.86	1.25	1.25	(0.21)	242	12

12-31-06[6]	14.57	0.13[7]	0.99	1.12	(0.36)	(0.36)	(0.25)	(0.97)	14.72	7.73	1.29	1.29	2.53	152	4

8-31-06[10]	13.35	(0.02)[7]	1.30	1.28	(0.06)	—	—	(0.06)	14.57	9.57[8]	1.33	1.44[9]	(0.14)	93	26

CLASS R

6-30-07 (Unaudited)	14.79	0.02	1.02	1.04	—	—	—	—	15.83	7.03[8]	0.95	4.57[9]	0.37	1	12

12-31-06[6,10]	14.70	0.15[7]	0.98	1.13	(0.40)	(0.36)	(0.28)	(1.04)	14.79	7.64[8]	0.95	12.41[9]	3.39	—[11]	4

CLASS R1

6-30-07 (Unaudited)	14.77	0.02	1.03	1.05	—	—	—	—	15.82	7.11[8]	0.70	2.69[9]	0.72	2	12

12-31-06[6,10]	14.70	0.14[7]	1.00	1.14	(0.42)	(0.36)	(0.29)	(1.07)	14.77	7.75[8]	0.69	12.95[9]	3.23	—[11]	4

CLASS R2

6-30-07 (Unaudited)	14.74	0.04	1.03	1.07	—	—	—	—	15.81	7.26[8]	0.57	2.85[9]	1.01	1	12

12-31-06[6,10]	14.70	0.15[7]	0.99	1.14	(0.44)	(0.36)	(0.30)	(1.10)	14.74	7.80[8]	0.45	12.74[9]	3.48	—[11]	4

CLASS R3

6-30-07 (Unaudited)	14.71	0.02	1.02	1.04	—	—	—	—	15.75	7.07[8]	0.73	1.00[9]	0.36	9	12

12-31-06[6]	14.61	0.16[7]	1.01	1.17	(0.42)	(0.36)	(0.29)	(1.07)	14.71	8.00[8]	0.71	1.35[9]	3.13	4	4

8-31-06[10]	13.35	0.07[7]	1.26	1.33	(0.07)	—	—	(0.07)	14.61	9.98[8]	0.68	5.07[9]	0.62	2	26

CLASS R4

6-30-07 (Unaudited)	14.71	0.03	1.03	1.06	—	—	—	—	15.77	7.21[8]	0.49	0.63[9]	0.53	13	12

12-31-06[6]	14.64	0.16[7]	1.01	1.17	(0.44)	(0.36)	(0.30)	(1.10)	14.71	8.04[8]	0.53	0.80[9]	3.12	7	4

8-31-06[10]	13.35	0.08[7]	1.29	1.37	(0.08)	—	—	(0.08)	14.64	10.26[8]	0.49	1.78[9]	0.69	5	26

CLASS R5

6-30-07 (Unaudited)	14.71	0.05	1.04	1.09	—	—	—	—	15.80	7.41[8]	0.20	0.84[9]	0.89	5	12

12-31-06[6]	14.66	0.18[7]	1.02	1.20	(0.47)	(0.36)	(0.32)	(1.15)	14.71	8.15[8]	0.20	1.40[9]	3.54	2	4

8-31-06[10]	13.35	0.09[7]	1.30	1.39	(0.08)	—	—	(0.08)	14.66	10.47[8]	0.19	2.52[9]	0.70	2	26

See notes to financial statements

Lifestyle Portfolios

4

F I N A N C I A L  S T A T E M E N T S

Financial highlights

Continued

Lifestyle Growth continued
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
	Net asset	Net	ized and										Net	Net assets,	Portfolio
	value,	investment	unrealized	Total from	From net	From net	From	Total	Net asset	Total	Net	Gross	investment	end of	turn-
beginning		income	gain (loss)	investment	investment	realized	capital	distribu-	value, end	return	expenses	expenses	income	period	over
Period ended	of period	(loss)[1]	on invest-	operations	income	gain	paid-in	tions	of period	(%)[2,3]	(%)[4,5]	(%)[4,5]	(loss) (%)[1,5]	(in millions)	(%)[3]

CLASS 1

6-30-07 (Unaudited)	$14.67	$0.06	$1.03	$1.09	$—	$—	$—	$—	$15.76	7.43	0.11	0.11	0.86	$9,290	12

12-31-06[6]	14.63	0.17[7]	1.03	1.20	(0.48)	(0.36)	(0.32)	(1.16)	14.67	8.18	0.11	0.11	3.34	8,059	4

8-31-06[10]	13.31	0.15[7]	1.25	1.40	(0.08)	—	—	(0.08)	14.63	10.58	0.11	0.11	1.17	7,081	26

CLASS 5

6-30-07 (Unaudited)	14.66	0.06	1.03	1.09	—	—	—	—	15.75	7.44	0.06	0.06	1.06	34	12

12-31-06[6]	14.62	0.24[7]	0.97	1.21	(0.48)	(0.36)	(0.33)	(1.17)	14.66	8.24	0.06	0.06	4.68	15	4

8-31-06[13]	14.40	—[7,12]	0.22	0.22	—	—	—	—	14.62	1.53	0.06	0.06	(0.02)	3	26

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Financial highlights

Continued

Lifestyle Moderate
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

	Income (loss) from
	investment operations				Less distributions						Ratios to average net assets

			Net real-
	Net asset	Net	ized and										Net	Net assets,	Portfolio
	value,	investment	unrealized	Total from	From net	From net	From	Total	Net asset	Total	Net	Gross	investment	end of	turn-
	beginning	income	gain (loss)	investment	investment	realized	capital	distribu-	value, end	return	expenses	expenses	income	period	over
Period ended	of period	(loss)[1]	on invest-	operations	income	gain	paid-in	tions	of period	(%)[2,3]	(%)[4,5]	(%)[4,5]	(loss) (%)[1,5]	(in millions)	(%)[3]

CLASS A

6-30-07 (Unaudited)	$13.53	$0.13	$0.33	$0.46	($0.05)	$—	$—	($0.05)	$13.94	3.44	0.55	0.55	2.16	$56	9

12-31-06[6]	13.64	0.27[7]	0.52	0.79	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.77[8]	0.56	0.57[9]	5.86	37	1

8-31-06[10]	12.94	0.25[7]	0.66	0.91	(0.21)	—	—	(0.21)	13.64	7.10[8]	0.57	0.83[9]	2.21	25	24

CLASS B

6-30-07 (Unaudited)	13.52	0.08	0.34	0.42	(0.03)	—	—	(0.03)	13.91	3.11[8]	1.35	1.51[9]	1.44	12	9

12-31-06[6]	13.62	0.23[7]	0.52	0.75	(0.33)	(0.21)	(0.31)	(0.85)	13.52	5.49[8]	1.35	1.66[9]	4.87	7	1

8-31-06[10]	12.94	0.15[7]	0.68	0.83	(0.15)	—	—	(0.15)	13.62	6.42[8]	1.34	2.43[9]	1.28	5	24

CLASS C

6-30-07 (Unaudited)	13.53	0.09	0.34	0.43	(0.03)	—	—	(0.03)	13.93	3.18	1.26	1.26	1.52	49	9

12-31-06[6]	13.63	0.24[7]	0.51	0.75	(0.33)	(0.21)	(0.31)	(0.85)	13.53	5.49[8]	1.28	1.32[9]	5.13	29	1

8-31-06[10]	12.94	0.17[7]	0.67	0.84	(0.15)	—	—	(0.15)	13.63	6.49[8]	1.29	1.67[9]	1.51	18	24

CLASS R

6-30-07 (Unaudited)	13.55	0.12	0.32	0.44	(0.04)	—	—	(0.04)	13.95	3.28[8]	0.98	5.67[9]	2.53	—[11]	9

12-31-06[6,10]	13.69	0.24[7]	0.50	0.74	(0.35)	(0.21)	(0.32)	(0.88)	13.55	5.38[8]	0.95	13.40[9]	5.83	—[11]	1

CLASS R1

6-30-07 (Unaudited)	13.54	0.13	0.33	0.46	(0.05)	—	—	(0.05)	13.95	3.42[8]	0.70	4.37[9]	2.88	1	9

12-31-06[6,10]	13.69	0.25[7]	0.50	0.75	(0.36)	(0.21)	(0.33)	(0.90)	13.54	5.43[8]	0.70	13.14[9]	6.07	—[11]	1

CLASS R2

6-30-07 (Unaudited)	13.53	0.14	0.34	0.48	(0.06)	—	—	(0.06)	13.95	3.56[8]	0.45	12.23[9]	2.01	—[11]	9

12-31-06[6,10]	13.69	0.26[7]	0.48	0.74	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.48[8]	0.45	12.87[9]	6.33	—[11]	1

CLASS R3

6-30-07 (Unaudited)	13.53	0.12	0.34	0.46	(0.05)	—	—	(0.05)	13.94	3.42[8]	0.74	1.62[9]	2.25	3	9

12-31-06[6]	13.65	0.23[7]	0.55	0.78	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.66[8]	0.78	3.13[9]	4.89	1	1

8-31-06[10]	12.94	0.33[7]	0.58	0.91	(0.20)	—	—	(0.20)	13.65	7.10[8]	0.69	8.44[9]	2.93	1	24

CLASS R4

6-30-07 (Unaudited)	13.51	0.14	0.34	0.48	(0.06)	—	—	(0.06)	13.93	3.56[8]	0.49	1.14[9]	2.23	4	9

12-31-06[6]	13.63	0.25[7]	0.53	0.78	(0.36)	(0.21)	(0.33)	(0.90)	13.51	5.80[8]	0.52	1.53[9]	5.44	2	1

8-31-06[10]	12.94	0.30[7]	0.62	0.92	(0.23)	—	—	(0.23)	13.63	7.14[8]	0.49	4.65[9]	2.59	1	24

CLASS R5

6-30-07 (Unaudited)	13.52	0.15	0.34	0.49	(0.07)	—	—	(0.07)	13.94	3.63[8]	0.20	1.26[9]	2.27	3	9

12-31-06[6]	13.64	0.32[7]	0.48	0.80	(0.37)	(0.21)	(0.34)	(0.92)	13.52	5.93[8]	0.20	2.83[9]	6.83	1	1

8-31-06[10]	12.94	0.22[7]	0.73	0.95	(0.25)	—	—	(0.25)	13.64	7.40[8]	0.19	4.86[9]	1.92	1	24

See notes to financial statements

Lifestyle Portfolios

F I N A N C I A L  S T A T E M E N T S

Financial highlights

Continued

Lifestyle Moderate continued
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net real-
	Net asset	Net	ized and										Net	Net assets,	Portfolio
	value,	investment	unrealized	Total from	From net	From net	From	Total	Net asset	Total	Net	Gross	investment	end of	turn-
	beginning	income	gain (loss)	investment	investment	realized	capital	distribu-	value, end	return	expenses	expenses	income	period	over
Period ended	of period	(loss)[1]	on invest-	operations	income	gain	paid-in	tions	of period	(%)[2,3]	(%)[4,5]	(%)[4,5]	(loss) (%)[1,5]	(in millions)	(%)[3]

CLASS 1

6-30-07 (Unaudited)	$13.50	$0.16	$0.34	$0.50	($0.07)	$—	$—	($0.07)	$13.93	3.73	0.11	0.11	2.38	$2,223	9

12-31-06[6]	13.63	0.27[7]	0.54	0.81	(0.38)	(0.21)	(0.35)	(0.94)	13.50	5.90	0.11	0.11	5.80	2,008	1

8-31-06[10]	12.93	0.26[7]	0.70	0.96	(0.26)	—	—	(0.26)	13.63	7.47	0.11	0.11	2.23	1,820	24

CLASS 5

6-30-07 (Unaudited)	13.49	0.16	0.34	0.50	(0.07)	—	—	(0.07)	13.92	3.75	0.06	0.06	2.71	5	9

12-31-06[6]	13.62	0.34[7]	0.47	0.81	(0.38)	(0.21)	(0.35)	(0.94)	13.49	5.93	0.06	0.06	7.21	3	1

8-31-06[13]	13.48	—[7,12]	0.30	0.30	(0.16)	—	—	(0.16)	13.62	2.27	0.01	0.01	(0.01)	1	24

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying affiliated funds in which the Portfolio invests.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Not annualized.

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Annualized.

6 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

7 Based on the average of the shares outstanding.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Does not take into consideration expense reductions during the periods shown.

10 Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class R, Class R1 and Class R2 began operations on 9-18-06 and Class 1 shares began operation on 10-15-05.

11 Less than $500,000.

12 Less than $0.01 per share.

13 Class 5 shares began operation on 7-3-06.

See notes to financial statements

Lifestyle Portfolios

Notes to financial statements (unaudited)

1. Organization of the Trust

The John Hancock Funds II (the “Trust” or “JHF II”) is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers seventy-two separate investment funds, five of which are described here as follows: Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate (collectively, “Lifestyle Portfolios” or “the Portfolios”).

Each of the Lifestyle Portfolios is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Lifestyle Portfolio operates as “fund of funds”, investing in Class NAV shares of underlying funds of the Trust and John Hancock Funds III (“JHF III”) and also in other affiliated funds of the John Hancock funds complex. The Portfolios may also invest in unaffiliated underlying funds and other permitted investments.

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File #811-21779, CIK 0001331971 for JHF II, and File #811-21777, CIK 0001329954 for JHF III. The affiliated underlying funds are not covered by this report.

John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufactures Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The JHF III funds are retail mutual funds advised by JHIMS and distributed by the Distributor.

The Trustees have authorized the issuance of multiple classes of shares of the Portfolios, including classes designated as Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares. Class A, B and C shares are open to all retail investors. Class R, R1, R2, R3, R4 and R5 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class 5 shares currently are available only to the John Hancock Freedom 529 Plan. The shares of each class represent an interest in the same portfolio of investments of the Portfolios, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

On January 18, 2007, the Board of Trustees approved a change in the fiscal year end of the Portfolios from August 31 to December 31. Accordingly, the Portfolios’ financial statements and related notes include information as of the four-month period ended December 31, 2006 and the period ended August 31, 2006.

2. Significant accounting policies

In the preparation of the financial statements, the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Lifestyle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

In September 2006, Financial Accounting Standards Board (“FASB”) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the potential impact of FAS 157 on the Portfolios’ financial statements.

Lifestyle Portfolios

Security transactions and related investment income

Investment security transactions in the underlying affiliated funds are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying affiliated funds on the ex-dividend date. Distributions from the underlying affiliated funds are recorded on the ex-dividend date.

The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except class-specific expenses), and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense allocation

Expenses not directly attributable to a particular Portfolio or share class are allocated based on the relative share of net assets of each Portfolio or share class at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, transfer agency fees, blue sky fees, and printing and postage fees are accrued daily and charged directly to the respective share classes. Expenses in the Lifestyle Portfolios’ Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the affiliated underlying funds. Because the affiliated underlying funds have varied expense levels and the Lifestyle Portfolios’ may own different proportions of the affiliated underlying funds at different times, the amount of fees and expenses incurred indirectly by the Lifestyle Portfolios will vary.

Federal income taxes

Each Portfolio’s policy is to qualify as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate taxpayer for federal income tax purposes.

Distribution of income and gains

The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Portfolio’s financial statements as a return of capital.

Capital accounts

The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carry-forward is available). Accordingly, each Portfolio may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolios, subject to the supervision of the Board of Trustees. Under the Advisory Agreement the Portfolios pay a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $7,500,000,000 of the aggregate daily net assets and (b) 0.04% of the aggregate daily net assets in excess of $7,500,000,000 of each of the five Lifestyle Portfolios of the Trust (the Lifestyle Aggressive, the Lifestyle Balanced, the Lifestyle Conservative, the Lifestyle Growth and the Lifestyle Moderate) and its corresponding funds of the five Lifestyle Portfolios of John Hancock Trust (the Lifestyle Aggressive, the Lifestyle Balanced, the Lifestyle Conservative, the Lifestyle Growth and the Lifestyle Moderate). The Portfolios are not responsible for the payment of subadvisory fees.

Lifestyle Portfolios

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse Portfolios’ expenses for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares to the extent that blue sky fees, and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes. This agreement remains in effect until May 1, 2008 and may thereafter be terminated by the Adviser at any time. For the six months ended June 30, 2007, the expense reductions amounted to the following and is reflected as a reduction of total expenses in the Statement of Operations:

Expense Reimbursement by Class

Portfolio	Class A	Class B	Class C	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Lifestyle Aggressive	—	$6,846	—	$6,126	$6,183	$6,134	$8,317	$8,055	$9,176
Lifestyle Balanced	—	2,027	—	6,149	6,285	6,064	6,953	4,595	9,422
Lifestyle Conservative	$5,540	8,328	$2,071	6,287	6,281	6,252	8,967	8,332	9,456
Lifestyle Growth	—	—	—	6,193	6,070	6,050	7,055	5,609	10,010
Lifestyle Moderate	—	7,644	—	6,230	6,198	6,305	8,753	8,326	9,452

The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for Class 5 shares to the extent that total Portfolio operating expenses attributable to Class 5 exceed 0.07% of the average annual net assets attributable to Class 5. This agreement remains in effect until May 1, 2008, and may thereafter be terminated by the Adviser at any time.

Administration fees

Pursuant to the Advisory Agreements, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

Distribution plans

The Trust has a Distribution Agreement with the Distributor. The Portfolios have adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolios. Accordingly, the Portfolios make monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50%, 0.25% and 0.05% of the average daily net assets of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

The Portfolios have also adopted a Service Plan with respect to Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Portfolios pay up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of average daily net assets of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2007:

	Lifestyle Aggressive	Lifestyle Balanced	Lifestyle Conservative	Lifestyle Growth	Lifestyle Moderate

Net sales charges	$822,262	$2,457,307	$295,274	$2,967,545	$535,384
Retained for printing prospectuses,
advertising and sales literature	129,360	391,593	49,965	479,628	88,060
Sales commissions to unrelated
broker-dealers	680,845	2,044,458	238,519	2,443,230	441,246
Sales commissions to affiliated
sales personnel	12,057	21,256	6,790	44,687	6,078

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolios in connection with the sale of Class B and Class C shares. During the six months ended June 30, 2007, CDSCs received by the Distributor amounted to $19,779, $32,113, $7,446, $80,527 and $8,018 for Class B shares and $9,625, $39,673, $5,538, $49,095 and $6,032 for Class C shares of Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate, respectively.

Lifestyle Portfolios

Transfer agent fees

The Portfolios have a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the six months ended June 30, 2007, the transfer agent fees reductions amounted to the following and are reflected as a reduction of total expenses in the Statement of Operations:

	Transfer agent fee reduction by class

Portfolio	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Lifestyle Aggressive	$358	$197	$241	$1,147	$959	$484
Lifestyle Balanced	342	114	252	1,759	1,558	495
Lifestyle Conservative	110	121	168	658	627	332
Lifestyle Growth	267	230	239	1,835	1,638	567
Lifestyle Moderate	206	184	81	982	837	483

Signature Services reserves the right to terminate this limitation at any time.

Expenses under the agreements described above for the six months ended June 30, 2007, were as follows:
		Distribution and		Transfer		Printing and
Portfolio	Share Class	service fees		agent fees	Blue sky fees	postage fees

Lifestyle Aggressive	Class A	$109,587		$69,530	$9,715	$10,770
	Class B	81,280		16,256	8,878	5,283
	Class C	271,387		53,701	9,593	6,812
	Class R	1,987		484	5,430	923
	Class R1	946		292	5,430	923
	Class R2	613		363	5,430	923
	Class R3	8,602		1,928	8,751	972
	Class R4	5,259		1,840	8,751	890
	Class R5	75		841	9,023	795
	Class 1	759,644		—	—	3,435
	Total	$1,239,380		$145,235	$71,001	$31,726

Lifestyle Balanced	Class A	$252,483		$100,146	$16,872	$21,712
	Class B	197,770		38,256	9,182	10,644
	Class C	834,278		105,433	11,845	20,373
	Class R	1,756		456	5,430	923
	Class R1	382		152	5,430	923
	Class R2	804		413	5,430	923
	Class R3	20,148		3,686	8,835	1,586
	Class R4	18,816		4,910	8,931	1,699
	Class R5	82		1,554	9,732	1,597
	Class 1	2,029,143		—	—	6,625
	Total	$3,355,662		$255,006	$81,687	$67,005

Lifestyle Conservative	Class A	$35,951		$12,243	$11,873	$4,453
	Class B	26,194		4,439	8,766	1,919
	Class C	100,231		12,587	8,844	2,249
	Class R	553		146	5,430	923
	Class R1	404		161	5,430	923
	Class R2	281		224	5,430	923
	Class R3	3,187		952	8,668	829
	Class R4	3,288		1,136	8,665	582
	Class R5	14		455	8,853	824
	Class 1	308,959		—	—	2,496
	Total	$479,062		$32,343	$71,959	$16,121

Lifestyle Portfolios

		Distribution and	Transfer		Printing and
Portfolio	Share Class	service fees	agent fees	Blue sky fees	postage fees

Lifestyle Growth	Class A	$318,238	$155,464	$12,643	$29,595
	Class B	254,226	50,845	9,452	11,897
	Class C	983,168	159,091	11,101	23,465
	Class R	1,344	356	5,430	923
	Class R1	1,577	388	5,430	923
	Class R2	1,037	377	5,430	868
	Class R3	17,640	3,483	8,826	1,194
	Class R4	15,328	4,239	8,825	1,466
	Class R5	76	1,399	9,897	1,611
	Class 1	2,168,212	—	—	7,053
	Total	$3,760,846	$375,642	$77,034	$78,995

Lifestyle Moderate	Class A	$68,017	$24,905	$11,908	$6,776
	Class B	47,552	9,510	8,903	3,020
	Class C	193,060	23,809	9,586	4,885
	Class R	1,078	275	5,430	924
	Class R1	866	271	5,430	924
	Class R2	136	108	5,430	924
	Class R3	6,074	1,539	8,752	1,004
	Class R4	4,152	1,545	8,751	850
	Class R5	53	953	9,209	1,090
	Class 1	530,119	—	—	3,031
	Total	$851,107	$62,915	$73,399	$23,428

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

5. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Lifestyle Portfolios

6. Capital shares

Share activity for the Portfolios for the six months ended June 30, 2007, and the periods ended December 31, 2006 and August 31, 2006, were as follows:

Lifestyle Aggressive
	Six Months Ended 6-30-07		Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class A shares

Sold	2,329,075	$35,819,874	1,287,313	$18,914,525	2,656,426	$37,105,900
Distributions reinvested	120	1,782	158,685	2,343,780	739	9,867
Repurchased	(455,915)	(7,025,011)	(139,671)	(2,069,549)	(164,725)	(2,284,281)
Net increase	1,873,280	$28,796,645	1,306,327	$19,188,756	2,492,440	$34,831,486

Class B shares

Sold	508,955	$7,826,092	270,496	$3,963,999	641,314	$8,963,149
Distributions reinvested	2	29	29,687	438,480	161	2,152
Repurchased	(80,005)	(1,239,943)	(53,687)	(788,566)	(37,802)	(520,561)
Net increase	428,952	$6,586,178	246,496	$3,613,913	603,673	$8,444,740

Class C shares

Sold	2,047,545	$31,466,402	811,127	$11,860,736	1,853,043	$25,877,041
Distributions reinvested	(60)	(891)	91,893	1,357,255	283	3,786
Repurchased	(198,695)	(3,059,967)	(64,280)	(948,858)	(49,020)	(685,074)
Net increase	1,848,790	$28,405,544	838,740	$12,269,133	1,804,306	$25,195,753

Class R shares[3]

Sold	41,439	$642,246	13,974	$204,356	—	—
Distributions reinvested	—	—	586	8,697	—	—
Repurchased	(7,552)	(120,263)	—	(3)	—	—
Net increase	33,887	$521,983	14,560	$213,050	—	—

Class R1 shares[3]

Sold	54,553	$865,531	7,087	$100,001	—	—
Distributions reinvested	—	—	315	4,660	—	—
Repurchased	(4,759)	(76,760)	—	(1)	—	—
Net increase	49,794	$788,771	7,402	$104,660	—	—

Class R2 shares[3]

Sold	47,881	$722,864	7,686	$108,946	—	—
Distributions reinvested	—	—	359	5,311	—	—
Repurchased	(1,614)	(26,286)	—	(1)	—	—
Net increase	46,267	$696,578	8,045	$114,256	—	—

Class R3 shares

Sold	212,069	$3,224,212	42,310	$622,204	78,517	$1,063,860
Distributions reinvested	—	—	4,583	67,700	—	—
Repurchased	(39,333)	(611,718)	(16,559)	(245,807)	(1,184)	(16,116)
Net increase	172,736	$2,612,494	30,334	$444,097	77,333	$1,047,744

Class R4 shares

Sold	124,962	$1,890,933	64,580	$934,909	125,577	$1,762,808
Distributions reinvested	—	—	7,464	110,167	—	—
Repurchased	(23,044)	(351,196)	(17,622)	(264,501	(13,355)	(183,449)
Net increase	101,918	$1,539,737	54,422	$780,575	112,222	$1,579,359

Class R5 shares

Sold	124,508	$1,943,732	10,619	$159,884	38,324	$533,868
Distributions reinvested	—	—	1,774	26,177	—	—
Repurchased	(11,579)	(181,780)	(7,941)	(122,198)	(5,050)	(73,349)
Net increase	112,929	$1,761,952	4,452	$63,863	33,274	$460,519

Class 1 shares

Sold	17,965,417	$273,152,543	9,665,230	$141,965,510	173,760,521	$2,225,676,778
Distributions reinvested	—	—	9,129,956	134,484,258	812,945	10,836,557
Repurchased	(1,321,056)	(20,586,649)	(1,447,335)	(21,105,583)	(2,435,942)	(33,752,531)
Net increase	16,644,361	$252,565,894	17,347,851	$255,344,185	172,137,524	$2,202,760,804

NET INCREASE	21,312,914	$324,275,776	19,858,629	$292,136,488	177,260,772	$2,274,320,405

1Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operation on 10-15-05.

3Class R, Class R1 and Class R2 shares began operations on 9-18-06.

Lifestyle Portfolios

Lifestyle Balanced
	Six Months Ended 6-30-07		Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class A shares

Sold	6,597,712	$97,476,268	2,301,145	$34,441,210	6,009,152	$85,302,501
Distributions reinvested	28,941	426,087	1,044,385	15,033,362	27,765	389,529
Repurchased	(905,226)	(13,444,035)	(323,345)	(4,801,204)	(392,816)	(5,635,273)
Net increase	5,721,427	$84,458,320	3,022,185	$44,673,368	5,644,101	$80,056,757

Class B shares

Sold	1,166,387	$17,199,483	615,659	$9,186,277	1,452,791	$20,544,736
Distributions reinvested	1,920	28,256	247,931	3,568,430	3,722	52,170
Repurchased	(218,456)	(3,229,206)	(58,199)	(868,062)	(57,897)	(818,019)
Net increase	949,851	$13,998,533	805,391	$11,886,645	1,398,616	$19,778,887

Class C shares

Sold	5,749,989	$85,097,729	2,638,805	$39,340,147	5,676,144	$80,561,010
Distributions reinvested	9,120	134,410	961,016	13,850,949	13,319	187,092
Repurchased	(740,593)	(10,948,383)	(196,570)	(2,936,192)	(192,534)	(2,732,138)
Net increase	5,018,516	$74,283,756	3,403,251	$50,254,904	5,496,929	$78,015,964

Class R shares[3]

Sold	22,183	$331,321	19,663	$293,680	—	—
Distributions reinvested	48	713	2,890	41,655	—	—
Repurchased	(730)	(11,029)	—	(2)	—	—
Net increase	21,501	$321,005	22,553	$335,333	—	—

Class R1 shares[3]

Sold	11,229	$169,662	6,449	$93,141	—	—
Distributions reinvested	22	321	981	14,134	—	—
Repurchased	(14)	(211)	—	(1)	—	—
Net increase	11,237	$169,772	7,430	$107,274	—	—

Class R2 shares[3]

Sold	73,406	$1,070,097	6,571	$94,999	—	—
Distributions reinvested	215	3,172	1,013	14,575	—	—
Repurchased	(2,581)	(38,887)	—	(1)	—	—
Net increase	71,040	$1,034,382	7,584	$109,573	—	—

Class R3 shares

Sold	399,710	$5,840,181	119,898	$1,788,302	246,488	$3,431,004
Distributions reinvested	1,394	20,500	43,210	621,539	1,003	14,088
Repurchased	(69,505)	(1,018,677)	(26,310)	(392,280)	(59,070)	(818,494)
Net increase	331,599	$4,842,004	136,798	$2,017,561	188,421	$2,626,598

Class R4 shares

Sold	473,287	$6,968,896	99,034	$1,473,004	532,830	$7,589,789
Distributions reinvested	2,720	40,032	89,691	1,291,112	1,821	25,583
Repurchased	(85,774)	(1,272,880)	(14,043)	(209,570)	(35,265)	(504,224)
Net increase	390,233	$5,736,048	174,682	$2,554,546	499,386	$7,111,148

Class R5 shares

Sold	415,692	$6,208,737	15,246	$237,920	102,605	$1,431,987
Distributions reinvested	605	8,897	15,867	228,255	974	13,638
Repurchased	(14,666)	(217,212)	(12,125)	(184,561)	(4,703)	(65,769)
Net increase	401,631	$6,000,422	18,988	$281,614	98,876	$1,379,856

Class 1 shares

Sold	40,075,206	$586,343,463	26,696,656	$395,003,122	468,643,365	$6,306,035,420
Distributions reinvested	2,157,100	31,644,657	37,653,392	540,077,565	6,945,128	96,618,106
Repurchased	(3,156,568)	(46,865,259)	(2,380,654)	(34,347,226)	(5,913,625)	(84,025,930)
Net increase	39,075,738	$571,122,861	61,969,394	$900,733,461	469,674,868	$6,318,627,596

Lifestyle Portfolios

Lifestyle Balanced, continued
	Six Months Ended 6-30-07		Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class 5 shares

Sold	424,813	$6,269,213	351,001	$5,226,710	80,813	$1,140,151
Distributions reinvested	2,746	40,279	58,593	840,371	25	347
Repurchased	(19,681)	(294,481)	(9,627)	(144,533)	(633)	(8,884)
Net increase	407,878	$6,015,011	399,967	$5,922,548	80,205	$1,131,614

Net increase	52,400,651	$767,982,114	69,968,223	$1,018,876,827	483,081,402	$6,508,728,420

1Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class 1 shares began operation on 10-15-05 and Class 5 shares began operations on 7-3-06.

3Class R, Class R1 and Class R2 shares began operations on 9-18-06.

Lifestyle Portfolios

Lifestyle Conservative
	Six Months Ended 6-30-07		Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class A shares

Sold	1,013,602	$13,645,843	579,284	$8,044,116	970,480	$13,042,633
Distributions reinvested	8,330	112,290	80,861	1,077,212	8,061	$106,760
Repurchased	(292,038)	(3,936,306)	(82,674)	(1,154,624)	(72,078)	(970,334)
Net increase	729,894	$9,821,827	577,471	$7,966,704	906,463	$12,179,059

Class B shares

Sold	244,431	$3,294,168	101,217	$1,408,223	227,435	$3,046,846
Distributions reinvested	1,065	14,355	14,743	196,481	1,215	16,097
Repurchased	(60,429)	(815,699)	(25,828)	(359,242)	(11,427)	(153,081)
Net increase	185,067	$2,492,824	90,132	$1,245,462	217,223	$2,909,862

Class C shares

Sold	1,105,242	$14,873,848	459,156	$6,364,493	621,340	$8,332,624
Distributions reinvested	4,181	56,464	55,270	735,796	3,508	46,442
Repurchased	(191,712)	(2,579,185)	(38,676)	(540,025)	(15,041)	(203,312)
Net increase	917,711	$12,351,127	475,750	$6,560,264	609,807	$8,175,754

Class R shares[3]

Sold	5,130	$69,232	7,316	$100,003	—	—
Distributions reinvested	55	743	483	6,456	—	—
Repurchased	(219)	(2,947)	—	(3)	—	—
Net increase	4,966	$67,028	7,799	$106,456	—	—

Class R1 shares[3]

Sold	15,812	$215,405	7,315	$100,001	—	—
Distributions reinvested	41	555	493	6,584	—	—
Repurchased	(2,705)	(36,799)	—	(1)	—	—
Net increase	13,148	$179,161	7,808	$106,584	—	—

Class R2 shares[3]

Sold	31,729	$427,915	7,360	$100,626	—	—
Distributions reinvested	134	1,813	505	6,743	—	—
Repurchased	(15,933)	(215,745)	—	(1)	—	—
Net increase	15,930	$213,983	7,865	$107,368	—	—

Class R3 shares

Sold	115,326	$1,555,895	13,627	$190,563	21,755	$290,487
Distributions reinvested	631	8,511	1,695	22,593	96	1,277
Repurchased	(22,546)	(305,548)	(9,143)	(129,072)	(24)	(327)
Net increase	93,411	$1,258,858	6,179	$84,084	21,827	$291,437

Class R4 shares

Sold	204,769	$2,727,207	13,788	$190,041	51,727	$693,385
Distributions reinvested	924	12,458	3,850	51,335	359	4,751
Repurchased	(116,493)	(1,560,441)	(8,772)	(123,762)	(514)	(6,839)
Net increase	89,200	$1,179,224	8,866	$117,614	51,572	$691,297

Class R5 shares

Sold	35,969	$487,786	6,571	$91,562	22,121	$294,449
Distributions reinvested	191	2,570	1,375	18,329	219	2,896
Repurchased	(5,310)	(72,179)	(7,868)	(111,132)	(705)	(9,504)
Net increase (decrease)	30,850	$418,177	78	($1,241)	21,635	$287,841

Class 1 shares

Sold	8,811,028	$118,701,615	4,076,366	$56,702,014	82,605,957	$1,088,806,246
Distributions reinvested	629,257	8,469,795	5,891,179	78,517,828	1,669,737	22,120,363
Repurchased	(2,641,914)	(35,438,222)	(1,209,359)	(16,489,309)	(3,797,586)	(50,952,259)
Net increase	6,798,371	$91,733,188	8,758,186	$118,730,533	80,478,108	$1,059,974,350

Net increase	8,878,548	$119,715,397	9,940,134	$135,023,828	82,306,635	$1,084,509,600

1Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operations on 10-15-05. 3Class R, Class R1 and Class R2 shares began operations on 9-18-06.

Lifestyle Portfolios

Lifestyle Growth
	Six Months Ended 6-30-07		Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class A shares

Sold	6,462,326	$98,626,494	3,841,069	$58,423,570	7,413,437	$107,056,385
Distributions reinvested	35	521	727,891	10,743,675	3,180	44,453
Repurchased	(1,027,335)	(15,644,939)	(383,350)	(5,839,239)	(361,010)	(5,177,905)
Net increase	5,435,026	$82,982,076	4,185,610	$63,328,006	7,055,607	$11,922,933

Class B shares

Sold	1,649,744	$25,123,079	886,607	$13,434,315	1,720,077	$24,839,956
Distributions reinvested	—	—	155,491	2,296,598	435	6,092
Repurchased	(241,248)	(3,691,071)	(83,495)	(1,273,331)	(64,700)	(923,569)
Net increase	1,408,496	$21,432,008	958,603	$14,457,582	1,655,812	$23,922,479

Class C shares

Sold	5,956,094	$90,626,094	3,520,680	$53,321,544	6,576,277	$95,022,521
Distributions reinvested	—	—	612,571	9,041,554	1,182	16,531
Repurchased	(878,713)	(13,445,119)	(218,687)	(3,318,501)	(177,998)	(2,523,827)
Net increase	5,077,381	$77,180,975	3,914,564	$59,044,597	6,399,461	$92,515,225

Class R shares[3]

Sold	26,383	$401,168	8,603	$128,040	—	—
Distributions reinvested	—	—	587	8,700	—	—
Repurchased	(313)	(4,746)	—	(3)	—	—
Net increase	26,070	$396,422	9,190	$136,737	—	—

Class R1 shares[3]

Sold	100,035	$1,566,737	6,803	$100,001	—	—
Distributions reinvested	—	—	492	7,296	—	—
Repurchased	(4,612)	(73,434)	—	(1)	—	—
Net increase	95,423	$1,493,303	7,295	$107,296	—	—

Class R2 shares[3]

Sold	59,129	$903,007	6,803	$100,001	—	—
Distributions reinvested	—	—	510	7,549	—	—
Repurchased	(29)	(460)	—	(1)	—	—
Net increase	59,100	$902,547	7,313	$107,549	—	—

Class R3 shares

Sold	353,973	$5,355,727	112,022	$1,698,636	152,570	$2,166,010
Distributions reinvested	—	1	17,157	253,064	—	—
Repurchased	(47,976)	(738,000)	(28,282)	(437,160)	(351)	(5,030)
Net increase	305,997	$4,617,728	100,897	$1,514,540	152,219	$2,160,980

Class R4 shares

Sold	352,795	$5,325,164	163,347	$2,452,277	330,719	$4,841,734
Distributions reinvested	—	—	34,039	502,074	—	—
Repurchased	(37,669)	(577,591)	(24,376)	(378,017)	(16,347)	(238,184)
Net increase	315,126	$4,747,573	173,010	$2,576,334	314,372	4,603,550

Class R5 shares

Sold	169,580	$2,625,078	50,951	$783,939	113,625	1,616,476
Distributions reinvested	—	—	11,371	167,722	136	1,904
Repurchased	(20,247)	(308,353)	(9,676)	(152,668)	(8,639)	(122,977)
Net increase	149,333	$2,316,725	52,646	$798,993	105,122	$1,495,403

Class 1 shares

Sold	43,100,439	$650,692,421	28,002,092	$425,819,245	486,658,311	$6,563,462,581
Distributions reinvested	—	—	40,274,766	592,441,806	2,554,657	35,586,379
Repurchased	(2,923,813)	(45,282,101)	(2,978,465)	(44,028,057)	(5,180,020)	(74,075,698)
Net increase	40,176,626	$605,410,320	65,298,393	$974,232,994	484,032,948	$6,524,973,262

Lifestyle Portfolios

Lifestyle Growth, continued
	Six Months Ended 6-30-07		Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class 5 shares

Sold	1,177,920	$17,837,708	722,012	$11,006,269	225,361	$3,236,330
Distributions reinvested	—	—	70,038	1,029,562	—	—
Repurchased	(12,275)	(182,911)	(1,855)	(28,075)	—	—
Net increase	1,165,645	$17,654,797	790,195	$12,007,756	225,361	$3,236,330

Net increase	54,214,223	$819,134,474	75,497,716	$1,128,312,384	499,940,902	$6,754,830,162

1Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class 1 shares began operations on 10-15-05 and Class 5 shares began operations on 7-3-06.

3Class R, Class R1 and Class R2 shares began operations on 9-18-06.

Lifestyle Portfolios

Lifestyle Moderate
	Six Months Ended 6-30-07		Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class A shares

Sold	1,615,892	$22,322,937	816,494	$11,462,461	1,906,772	$25,643,938
Distributions reinvested	11,887	163,798	153,623	2,082,610	11,786	156,721
Repurchased	(400,375)	(5,539,144)	(83,703)	(1,177,380)	(49,176)	(660,565)
Net increase	1,227,404	$16,947,591	886,414	$12,367,691	1,869,382	$25,140,094

Class B shares

Sold	388,294	$5,363,644	170,346	$2,381,553	394,049	$5,293,647
Distributions reinvested	1,368	18,834	27,685	375,204	1,374	18,275
Repurchased	(47,164)	(652,133)	(32,385)	(455,472)	(30,195)	(405,623)
Net increase	342,498	$4,730,345	165,736	$2,301,285	365,228	$4,906,299

Class C shares

Sold	1,573,098	$21,733,640	759,619	$10,592,267	1,313,617	$17,670,307
Distributions reinvested	5,463	75,326	113,517	1,538,471	5,335	70,936
Repurchased	(143,329)	(1,984,108)	(43,709)	(614,937)	(30,993)	(417,164)
Net increase	1,435,232	$19,824,858	829,427	$11,515,801	1,287,959	$17,324,079

Class R shares[3]

Sold	25,654	$355,095	7,305	$100,003	—	—
Distributions reinvested	82	1,136	472	6,417	—	—
Repurchased	(2,438)	(34,056)	—	(3)	—	—
Net increase	23,298	$322,175	7,777	$106,417	—	—

Class R1 shares[3]

Sold	55,558	$778,964	7,305	$100,001	—	—
Distributions reinvested	34	472	482	6,545	—	—
Repurchased	(3,150)	(44,324)	—	(1)	—	—
Net increase	52,442	$735,112	7,787	$106,545	—	—

Class R2 shares[3]

Sold	97	$1,337	7,355	$100,714	—	—
Distributions reinvested	35	481	494	6,710	—	—
Repurchased	—	(1)	—	(1)	—	—
Net increase	132	$1,817	7,849	$107,423	—	—

Class R3 shares

Sold	233,778	$3,204,836	19,080	$265,714	61,803	$824,287
Distributions reinvested	642	8,849	3,942	53,482	339	4,515
Repurchased	(72,185)	(987,093)	(14,417)	(203,739)	(5,906)	(79,750)
Net increase	162,235	$2,226,592	8,605	$115,457	56,236	$749,052

Class R4 shares

Sold	116,414	$1,604,440	77,706	$1,070,385	81,786	$1,104,574
Distributions reinvested	884	12,175	9,444	127,980	680	9,033
Repurchased	(13,293)	(183,606)	(15,696)	(220,828)	(2,016)	(27,039)
Net increase	104,005	$1,433,009	71,454	$977,537	80,450	$1,086,568

Class R5 shares

Sold	157,132	$2,185,090	43,027	$611,395	48,649	$647,657
Distributions reinvested	451	6,206	5,172	70,052	482	6,410
Repurchased	(62,309)	(872,839)	(10,492)	(150,063)	(1,932)	(26,226)
Net increase	95,274	$1,318,457	37,707	$531,384	47,199	$627,841

Class 1 shares

Sold	11,900,396	$163,737,689	6,640,443	$92,685,843	134,937,718	$1,753,494,793
Distributions reinvested	816,995	11,241,856	9,603,688	130,078,250	2,410,929	31,963,702
Repurchased	(1,850,564)	(25,553,249)	(1,089,036)	(15,016,278)	(3,803,690)	(51,025,836)
Net increase	10,866,827	$149,426,296	15,155,095	$207,747,815	133,544,957	$1,734,432,659

Lifestyle Portfolios

Lifestyle Moderate, continued
	Six Months Ended 6-30-07		Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class 5 shares

Sold	146,736	$2,020,658	123,203	$1,733,403	93,828	$1,253,556
Distributions reinvested	1,676	23,050	13,160	177,978	37	490
Repurchased	(6,831)	(93,937)	(15,002)	(211,893)	(11)	(152)
Net increase	141,581	$1,949,771	121,361	$1,699,488	93,854	$1,253,894

Net increase	14,450,928	$198,916,023	17,299,212	$237,576,843	137,345,265	$1,785,520,498

1Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class 1 shares began operations on 10-15-05 and Class 5 shares began operations on 7-3-06.

3Class R, Class R1 and Class R2 shares began operations on 9-18-06.

7. Investment transactions

Purchases and sales of the affiliated underlying funds during the six months ended June 30, 2007, were as follows:

Portfolio	Purchases	Sales

Lifestyle Aggressive	$848,778,655	$517,617,464
Lifestyle Balanced	1,613,614,260	804,452,277
Lifestyle Conservative	238,077,102	107,514,354
Lifestyle Growth	2,010,442,786	1,141,350,770
Lifestyle Moderate	419,124,701	206,138,544

The cost of investments owned on June 30, 2007, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Lifestyle Aggressive	$2,955,239,237	$562,264,952	($1,429,895)	$560,835,057
Lifestyle Balanced	8,219,002,447	938,697,429	(41,688,737)	897,008,692
Lifestyle Growth	1,321,828,244	54,928,513	(16,807,367)	38,121,146
Lifestyle Moderate	8,694,176,643	1,251,211,451	(25,583,691)	1,225,627,760
Lifestyle Conservative	2,197,195,411	175,933,342	(17,982,228)	157,951,114

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles, and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales and excise tax regulations.

The tax character of distributions paid during 2006, was as follows:

		12-31-06 Distributions[1]			8-31-06 Distributions
		Long Term				Long Term
Portfolio	Ordinary Income	Capital Gains	Return of Capital	Total	Ordinary Income	Capital Gains	Total

Lifestyle Aggressive	$138,977,239	$19,381	—	$138,996,620	$10,856,555	—	$10,856,555
Lifestyle Balanced	346,895,730	20,886,971	$192,535,188	560,317,889	97,369,317	—	97,369,317
Lifestyle Conservative	47,533,711	707,783	32,702,801	80,944,295	22,337,545	—	22,337,545
Lifestyle Growth	411,384,565	34,665,916	171,427,293	617,477,774	35,662,733	—	35,662,733
Lifestyle Moderate	83,942,028	998,369	49,938,569	134,878,966	32,261,703	—	32,261,703

1Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

Lifestyle Portfolios

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Portfolios and does not believe there is a material impact resulting from the adoption of this Interpretation on the Portfolios’ financial statements.

9. Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. A summary of the Portfolios’ investments in affiliated funds during the six months ended June 30, 2007, is set forth below:

		Beginning			Ending
	Affiliate —	Share	Shares	Shares	Share	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Lifestyle Aggressive
	John Hancock Funds II
	All Cap Value	3,577,206	444,617	16,955	4,004,868	293,939	$70,365,527
	Blue Chip Growth	7,503,645	999,339	146,172	8,356,812	2,974,083	175,576,620
	Capital Appreciation	11,312,854	5,205,711	164,736	16,353,829	1,735,837	175,803,666
	Core Equity	5,417,429	2,957,371	85,398	8,289,402	1,461,955	139,427,746
	Emerging Growth	3,498,404	600,985	200,611	3,898,778	3,569,357	69,671,158
	Emerging Markets Value	—	9,149,680	6,949	9,142,731	74,085	101,118,602
	Equity-Income	3,077,127	412,667	26,475	3,463,319	533,851	70,270,743
	Fundamental Value	6,800,039	1,028,881	94,045	7,734,875	1,669,963	140,233,286
	International Equity Index	7,068,530	685,036	1,617,254	6,136,312	36,018,540	140,828,367
	International Opportunities	6,454,539	977,273	133,036	7,298,776	2,562,274	140,866,377
	International Small Cap	4,172,362	227,388	838,796	3,560,954	20,245,005	89,023,844
	International Small Company	8,272,786	443,936	1,295,311	7,421,411	15,340,942	89,428,003
	International Value	10,849,920	1,580,759	281,803	12,148,876	5,621,992	246,257,717
	Large Cap	3,702,322	543,428	43,025	4,202,725	718,716	70,269,556
	Large Cap Value	1,149,067	141,773	6,419	1,284,421	174,805	35,000,482
	Mid Cap Index	5,859,816	550,509	1,605,776	4,804,549	34,406,089	105,459,861
	Mid Cap Intersection	—	13,955,294	82,390	13,872,904	856,659	140,532,516
	Mid Cap Stock	3,447,720	352,556	116,987	3,683,289	2,193,488	70,424,481
	Mid Cap Value	2,879,077	318,336	44,719	3,152,694	975,019	70,178,969
	Mid Cap Value Equity	2,770,613	227,149	63,900	2,933,862	751,645	35,147,671
	Natural Resources	4,060,960	1,569,815	2,391,923	3,238,852	96,505,852	140,566,172
	Quantitative Mid Cap	3,782,103	364,535	4,146,638	—	67,572,592	—
	Quantitative Value	5,018,113	775,537	22,831	5,770,819	418,233	105,548,278
	Small Cap	5,605,832	952,316	1,984,560	4,573,588	31,682,248	74,686,693
	Small Cap Index	3,428,771	560,353	59,084	3,930,040	1,061,544	70,269,116
	Small Cap Intrinsic Value	—	4,416,340	21,996	4,394,344	360,787	70,265,563
	Small Company	3,437,117	453,903	44,509	3,846,511	819,022	70,275,749
	Small Company Value	3,452,364	525,864	65,860	3,912,368	1,792,572	105,320,953
	Special Value	2,662,953	844,034	3,506,987	—	67,342,724	—
	U.S. Global Leaders Growth	2,133,558	3,068,606	9,287	5,192,877	125,722	70,155,770
	U.S. Multi Sector	21,083,701	3,083,578	3,028,518	21,138,761	34,797,590	246,055,177
	Value & Restructuring	2,401,870	191,992	33,776	2,560,086	462,578	35,073,177
	Vista	5,015,555	250,025	270,129	4,995,451	3,712,954	70,435,860

	John Hancock Funds III
	International Core	5,433,055	698,258	252,495	5,878,818	11,706,626	281,536,573

Lifestyle Portfolios

	Affiliate —	Share	Shares	Shares	Share	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Lifestyle Balanced
	John Hancock Funds II
	Active Bond	16,605,822	3,366,806	641,698	19,330,930	$6,138,734	$182,290,669
	All Cap Core	14,868,844	1,711,109	186,493	16,393,460	2,131,463	185,410,033
	Blue Chip Growth	32,948,123	4,033,642	1,672,825	35,308,940	35,163,059	741,840,836
	Core Bond	12,647,626	2,732,253	509,918	14,869,961	6,358,563	182,454,426
	Core Equity	14,852,940	2,272,691	676,782	16,448,849	11,493,150	276,669,648
	Emerging Markets Value	—	16,065,791	14,264	16,051,527	146,561	177,529,894
	Equity-Income	12,697,050	1,345,981	327,462	13,715,569	6,629,378	278,288,905
	Fundamental Value	14,020,910	1,620,495	291,781	15,349,624	5,307,444	278,288,687
	Global Bond	16,420,225	3,412,382	576,552	19,256,055	8,357,301	273,628,540
	Global Real Estate	20,306,129	4,140,729	1,198,752	23,248,106	14,877,359	273,630,207
	High Income	14,537,749	2,351,991	308,177	16,581,563	3,439,679	181,402,301
	High Yield	70,011,150	12,906,542	1,901,370	81,016,322	19,826,416	819,885,174
	International Opportunities	8,870,406	903,421	314,920	9,458,907	6,052,700	182,556,908
	International Small Cap	7,640,715	240,283	2,259,597	5,621,401	54,822,881	140,535,016
	International Value	16,997,036	1,732,523	2,773,665	15,955,894	55,970,376	323,425,975
	Large Cap	5,076,459	5,541,576	30,251	10,587,784	480,328	177,027,754
	Large Cap Value	9,537,510	933,295	258,764	10,212,041	7,073,256	278,278,119
	Mid Cap Index	—	4,292,502	135,581	4,156,921	3,024,106	91,244,407
	Mid Cap Stock	4,706,912	431,263	365,912	4,772,263	6,884,490	91,245,662
	Natural Resources	8,902,585	1,568,547	4,174,232	6,296,900	168,804,497	273,285,462
	Quantitative Value	9,216,897	1,135,907	206,456	10,146,348	3,808,620	185,576,697
	Real Estate Equity	12,408,223	1,120,357	2,416,592	11,111,988	31,012,283	123,343,070
	Real Return Bond	30,614,083	6,645,357	1,467,706	35,791,734	19,276,859	455,986,692
	Small Cap	5,093,666	479,316	5,021,118	551,864	80,132,987	9,011,941
	Small Cap Opportunities	3,133,126	54,984	3,188,110	—	80,901,467	—
	Small Company Growth	—	6,851,927	42,840	6,809,087	570,809	91,173,673
	Small Company Value	3,136,953	367,109	117,202	3,386,860	3,199,521	91,174,259
	Spectrum Income	37,945,236	6,236,011	674,490	43,506,757	7,126,725	455,950,813
	Strategic Bond	13,242,802	2,799,497	323,983	15,718,316	3,856,076	182,175,280
	Strategic Income	15,822,235	2,757,502	381,616	18,198,121	3,837,302	182,345,170
	Total Return	29,064,377	6,014,913	1,197,285	33,882,005	16,437,728	455,712,961
	U.S. Global Leaders Growth	17,596,078	3,159,676	157,267	20,598,487	2,144,658	278,285,555
	U.S. High Yield Bond	11,969,638	2,249,750	306,039	13,913,349	4,102,236	181,986,601
	U.S. Multi Sector	43,487,197	4,770,289	8,420,185	39,837,301	96,869,727	463,706,187
	Value & Restructuring	13,264,569	1,113,921	832,761	13,545,729	11,271,069	185,576,481

	John Hancock Funds III
	International Core	7,447,711	532,466	360,148	7,620,029	16,922,472	364,923,198

Lifestyle Conservative
	John Hancock Funds II
	Active Bond	12,897,935	1,865,006	340,963	14,421,978	$3,253,547	$135,999,249
	Blue Chip Growth	1,288,395	282,466	193,460	1,377,401	4,000,333	28,939,191
	Core Bond	1,965,128	285,174	33,280	2,217,022	413,453	27,202,862
	Equity-Income	1,324,744	270,369	167,047	1,428,066	3,354,987	28,975,468
	Fundamental Value	1,462,801	328,839	193,433	1,598,207	3,453,348	28,975,495
	Global Bond	6,776,603	1,096,520	216,652	7,656,471	3,115,222	108,798,460
	Global Real Estate	3,127,336	871,753	532,480	3,466,609	6,579,824	40,801,983
	High Income	2,254,461	316,436	85,148	2,485,749	948,070	27,194,096
	High Yield	4,804,984	659,258	88,662	5,375,580	915,268	54,400,870
	International Value	1,965,622	369,628	322,130	2,013,120	6,322,642	40,805,948
	Investment Quality Bond	5,235,146	778,167	105,261	5,908,052	1,231,141	68,001,676
	Real Estate Equity	1,904,003	151,720	404,083	1,651,640	5,083,359	18,333,198
	Real Return Bond	3,778,896	618,169	126,845	4,270,220	1,654,850	54,402,601
	Spectrum Income	12,908,984	1,339,318	3,866,654	10,381,648	41,195,647	108,799,669
	Strategic Bond	2,057,537	2,670,584	34,284	4,693,837	404,525	54,401,566
	Strategic Income	3,687,173	1,805,674	63,563	5,429,284	638,215	54,401,426
	Total Return	14,378,775	2,341,384	542,055	16,178,104	7,389,899	217,595,498
	U.S. Government Securities	9,973,410	1,628,388	277,134	11,324,664	3,732,410	149,712,058
	U.S. High Yield Bond	1,856,216	249,825	26,353	2,079,688	351,691	27,202,323
	U.S. Multi Sector	2,263,774	497,804	275,859	2,485,719	3,188,909	28,933,770
	Value & Restructuring	2,068,110	493,341	446,443	2,115,008	5,882,581	28,975,614

	John Hancock Funds III
	International Core	574,108	89,938	95,877	568,169	4,404,433	27,209,620

Lifestyle Portfolios

	Affiliate —	Share	Shares	Shares	Share	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Lifestyle Growth
	John Hancock Funds II
	All Cap Core	15,849,195	10,619,419	60,910	26,407,704	$692,842	$298,671,132
	All Cap Growth	4,776,494	441,313	82,694	5,135,113	1,607,857	99,929,299
	All Cap Value	10,471,873	767,064	11,238,937	—	191,511,129	—
	Blue Chip Growth	17,558,955	1,843,541	423,530	18,978,966	8,834,682	398,748,068
	Capital Appreciation	33,085,055	4,316,496	305,638	37,095,913	3,288,486	398,781,069
	Core Equity	15,842,368	2,486,282	688,818	17,639,832	11,681,995	296,701,980
	Emerging Markets Value	—	17,463,014	3,298	17,459,716	35,055	193,104,454
	Equity-Income	13,528,131	1,420,873	207,163	14,741,841	4,185,468	299,111,958
	Fundamental Value	19,902,134	2,325,600	240,754	21,986,980	4,374,927	398,623,951
	Global Bond	11,705,521	2,837,619	595,485	13,947,655	8,601,438	198,196,174
	Global Real Estate	7,231,690	1,504,427	289,983	8,446,134	3,637,734	99,410,995
	High Income	7,745,928	1,461,916	202,751	9,005,093	2,261,990	98,515,718
	High Yield	41,471,626	9,004,306	1,555,060	48,920,872	16,207,885	495,079,227
	International Equity Index	8,264,997	631,038	239,488	8,656,547	5,443,083	198,667,750
	International Opportunities	18,834,129	2,399,620	649,737	20,584,012	12,451,306	397,271,441
	International Small Cap	8,123,514	303,430	2,309,067	6,117,877	56,139,299	152,946,934
	International Small Company	16,106,293	658,906	4,080,791	12,684,408	48,482,741	152,847,117
	International Value	18,105,422	2,036,032	484,343	19,657,111	9,814,001	398,449,648
	Large Cap	5,418,073	597,903	41,810	5,974,166	701,554	99,888,048
	Large Cap Value	3,375,795	310,047	33,620	3,652,222	918,733	99,523,055
	Mid Cap Index	21,415,982	970,218	13,232,549	9,153,651	283,867,359	200,922,631
	Mid Cap Intersection	—	19,813,703	232,482	19,581,221	2,425,991	198,357,764
	Mid Cap Stock	5,030,627	5,733,947	380,047	10,384,527	7,241,357	198,552,155
	Mid Cap Value	—	4,499,928	40,365	4,459,563	914,150	99,269,881
	Mid Cap Value Equity	8,106,565	460,694	271,201	8,296,058	3,224,975	99,386,775
	Natural Resources	9,483,524	991,880	3,713,535	6,761,869	152,194,500	293,465,134
	Quantitative Value	14,685,722	7,328,086	212,089	21,801,719	3,909,824	398,753,439
	Real Estate Equity	6,841,689	359,156	1,183	7,199,662	14,391	79,916,244
	Real Return Bond	19,609,601	4,978,035	1,208,790	23,378,846	15,879,489	297,846,497
	Small Cap	5,446,349	914,368	197,410	6,163,307	3,204,079	100,646,810
	Small Cap Index	5,004,947	470,906	5,475,853	—	97,360,408	—
	Small Cap Intrinsic Value	—	6,270,131	72,263	6,197,868	1,179,317	99,103,908
	Small Cap Opportunities	6,599,007	1,278,274	139,094	7,738,187	3,562,313	197,478,544
	Small Company Growth	7,023,448	653,385	276,737	7,400,096	3,717,975	99,087,287
	Small Company Value	3,354,031	404,363	77,127	3,681,267	2,103,002	99,099,714
	Special Value	3,882,069	1,071,921	4,953,990	—	94,958,382	—
	Spectrum Income	16,190,977	3,243,001	519,394	18,914,584	5,490,351	198,224,838
	Strategic Bond	7,068,956	1,671,382	204,102	8,536,236	2,434,415	98,934,971
	Strategic Income	8,445,849	1,696,675	259,770	9,882,754	2,613,533	99,025,200
	Total Return	24,828,685	6,188,614	1,529,831	29,487,468	20,963,323	396,606,444
	U.S. Global Leaders Growth	18,812,145	3,359,750	32,017	22,139,878	434,953	299,109,750
	U.S. High Yield Bond	6,382,353	1,406,386	232,826	7,555,913	3,120,409	98,831,341
	U.S. Multi Sector	54,008,568	6,286,658	360,632	59,934,594	4,186,605	697,638,672
	Value & Restructuring	7,053,772	484,984	258,143	7,280,613	3,497,327	99,744,396
	Vista	7,320,314	323,243	591,984	7,051,573	8,064,365	99,427,178

	John Hancock Funds III
	International Core	11,887,939	1,062,603	511,743	12,438,799	23,915,774	595,694,093

Lifestyle Moderate
	John Hancock Funds II
	Active Bond	17,583,695	2,984,627	582,214	19,986,108	$5,567,684	$188,468,996
	Blue Chip Growth	5,442,693	1,075,503	735,916	5,782,280	15,169,578	121,485,703
	Core Bond	3,320,383	600,616	80,907	3,840,092	1,006,235	47,117,933
	Core Equity	5,240,971	942,947	448,275	5,735,643	7,590,776	96,473,510
	Equity-Income	2,242,612	299,525	146,337	2,395,800	2,954,315	48,610,785
	Fundamental Value	4,963,142	723,418	327,633	5,358,927	5,887,905	97,157,351
	Global Bond	8,654,339	1,619,422	326,138	9,947,623	4,700,938	141,355,728
	Global Real Estate	3,602,901	693,424	289,309	4,007,016	3,601,076	47,162,582
	High Income	5,791,943	746,312	99,893	6,438,362	1,113,431	70,435,677
	High Yield	12,281,718	1,819,159	154,402	13,946,475	1,608,547	141,138,328
	International Equity Index	2,063,921	182,930	191,516	2,055,335	4,246,506	47,169,935
	International Opportunities	1,192,804	139,227	108,397	1,223,634	2,046,472	23,616,138
	International Value	3,381,283	413,870	308,377	3,486,776	6,090,105	70,676,957
	Investment Quality Bond	3,538,219	630,999	72,929	4,096,289	851,921	47,148,281

Lifestyle Portfolios

	Affiliate —	Share	Shares	Shares	Share	Sale	Ending
Portfolio	Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Lifestyle Moderate, continued
	Mid Cap Index	—	969,865	1,492	968,373	$32,813	$21,255,777
	Real Estate Equity	3,295,309	238,932	661,251	2,872,990	8,482,328	31,890,188
	Real Return Bond	6,419,772	1,243,365	264,001	7,399,136	3,446,809	94,264,987
	Small Cap	1,344,381	140,561	1,338,699	146,243	21,348,191	2,388,141
	Small Company	2,488,367	186,649	1,383,047	1,291,969	25,422,256	23,604,275
	Small Company Growth	—	1,786,963	24,508	1,762,455	330,235	23,599,273
	Small Company Value	828,023	99,527	50,828	876,722	1,384,611	23,601,369
	Spectrum Income	15,983,974	2,208,277	209,019	17,983,232	2,206,801	188,464,271
	Strategic Bond	3,481,687	2,680,071	69,058	6,092,700	816,402	70,614,397
	Strategic Income	4,159,023	2,990,694	100,210	7,049,507	1,006,745	70,636,057
	Total Return	18,391,053	3,554,854	929,505	21,016,402	12,703,482	282,670,612
	U.S. Government Securities	3,063,092	273,024	3,336,116	—	45,405,320	—
	U.S. High Yield Bond	4,735,805	722,507	68,949	5,389,363	924,687	70,492,869
	U.S. Multi Sector	7,662,582	1,100,125	414,704	8,348,003	4,812,341	97,170,750
	Value & Restructuring	3,507,182	447,233	405,929	3,548,486	5,444,806	48,614,253

	John Hancock Funds III
	International Core	2,460,741	214,418	214,073	2,461,086	9,935,229	117,861,402

10. Fund Mergers

On June 29, 2007, the Board of Trustees of the Trust approved the following two proposed merger transactions (the “Reorganizations”): (i) John Hancock Allocation Core Portfolio (“Allocation Core”), a series of John Hancock Capital Series Trust, to be merged into Lifestyle Balanced Portfolio (“Lifestyle Balanced”), a series of the Trust, and (ii) John Hancock Allocation Growth + Value Portfolio (“Allocation Growth + Value”), a series of John Hancock Capital Series Trust, to be merged into Lifestyle Growth Portfolio (“Lifestyle Growth”), a series of the Trust.

Pursuant to the first Reorganization, Allocation Core would transfer all of its assets to Lifestyle Balanced, in exchange for corresponding shares of Lifestyle Balanced. These shares would be distributed proportionately to the shareholders of Allocation Core. Lifestyle Balanced would also assume Allocation Core’s liabilities. In the second Reorganization, Allocation Growth + Value would transfer all of its assets to Lifestyle Growth in exchange for corresponding shares of Lifestyle Growth. These shares would be distributed proportionately to the shareholders of Allocation Growth + Value. Lifestyle Growth would also assume Allocation Growth + Value’s liabilities.

A meeting of the shareholders of Allocation Core and Allocation Growth + Value is scheduled to be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, September 26, 2007, at 10:00 a.m., Eastern Time. If approved by the shareholders, the Reorganizations are scheduled to take place at the close of business on September 28, 2007.

Lifestyle Portfolios

EVALUATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the “Advisory Agreement”) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the “Subadvisory Agreements”) for each of the portfolios (the “Funds”) of John Hancock Funds II (the “Trust”) discussed in this semiannual report.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the “Adviser”), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on June 8, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) — (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2) — reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3) — reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) — (a) reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS of each Fund,

(b) reviewed the profitability of JHIMS’s relationship with each Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) — reviewed comparative information with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

In addition, in the case of each Lifestyle Fund, the Absolute Return Fund and the Index Allocation Fund (each a “Fund of Funds”), the Trustees reviewed the advisory fee to be paid to the Adviser for each Fund of Funds and concluded that the advisory fee to be paid to the Adviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on June 8, 2007, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, which may include information such as: business performance, assets under management and personnel;

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3) the subadvisory fee for each Fund and comparative fee information; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of each Fund managed by a Subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3) The subadvisory fees are generally competitive within the range of industry norms, and with respect to each subadviser that is not affiliated with the Adviser, are a product of arms-length negotiation between the Adviser and the subadviser;

(4) With respect to those Funds that have subadvisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (6) below for information relating to the business arrangement between the Trust’s Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). See (7) below for information relating to the business arrangement between the parent company of the Trust’s Adviser and the parent company of Independence Investments LLC.

(6) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (up to $25 million in the aggregate for all portfolios subadvised by GMO (the “GMO Funds”)) if the subadvisory agreement with respect to the GMO Funds is terminated within a five year period from the date of its effectiveness.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of the GMO Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the

GMO Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the GMO Funds or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the sub-advisory agreement with respect to each of the GMO Funds, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

(7) Independence Investments LLC (“New Independence”), a subsidiary of Convergent Capital Management LLC (“Convergent”), is the subadviser to the Growth & Income Fund and Small Cap Fund (the “Independence Funds”). New Independence replaced Independence Investment LLC (“Old Independence”), a subsidiary of Manulife Financial Corporation (“MFC”), as subadviser to the Funds on May 31, 2006. New Independence is the successor to substantially all of the business operations of Old Independence and assumed substantially all the assets and certain of the liabilities of Old Independence pursuant to an agreement between Old Independence, New Independence, the parent of Convergent and a subsidiary of MFC.

In consideration for the transfer of assets and liabilities of Old Independence to New Independence as described above, Convergent paid MFC a specified amount at closing. MFC will also receive additional consideration on certain anniversary dates of the closing to the extent the revenue received by New Independence from the management of proprietary accounts of MFC and its affiliates or accounts for which MFC or its affiliates act as investment adviser, including the Independence Funds, meet certain revenue targets. Consequently, while these contingent payments are not dependent upon the approval or continuation of the subadvisory agreements with respect to the Independence Funds, the revenues earned by New Independence as a result of its subadvisory relationship with each Independence Fund would count towards the revenue target necessary for MFC to earn the contingent payments. Nothing in the arrangements between MFC and Convergent imposes any limitations upon the rights of the Adviser, the Independence Funds’ adviser, to recommend termination of the subadvisory agreements with New Independence. However, these arrangements present certain conflicts of interest because MFC, as the ultimate parent entity of the Adviser, has a financial incentive to influence the Adviser to support the continuation of the sub-advisory agreements with New Independence for the periods for which contingent payments may be made to MFC. The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreement with New Independence is in the best interests of shareholders and contract owners.

In addition, in the case of each Lifestyle Fund (the “Fund of Funds”), the Trustees reviewed the subadvisory fee to be paid to the subadviser for each Fund of Funds and concluded that the subadvisory fee to be paid to the subadviser with respect to each Fund of Funds is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the Fund of Funds and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of a Fund of Funds and those of its underlying portfolios.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

John Hancock Funds II
Appendix A

Portfolio	Performance of Fund, as of	Fees and Expenses	Other Comments
(Subadviser)	March 31, 2007

Lifestyle Aggressive	The Fund underperformed	Advisory fees for this Fund	The Board took into account
	the benchmark over the	are lower than the peer group	management’s discussion of the
(MFC Global Investment	one-year period.	median.	Fund’s performance. The Board
Management (U.S.A.)			also took into account the lon-
Limited)		Total expenses for this Fund	ger-term performance history of
		are higher than the peer group	the comparable John Hancock
		median.	Trust portfolio after which the
Fund is modeled.

Lifestyle Balanced	The Fund outperformed the	Advisory fees for this Fund
	benchmark over the one-year	are lower than the peer group
(MFC Global Investment	period.	median.
Management (U.S.A.)
Limited)		Total expenses for this Fund
are slightly higher than the
peer group median.

Lifestyle Conservative	The Fund outperformed the	Advisory fees for this Fund are
	benchmark over the one-year	lower than the peer group median.
(MFC Global Investment	period.
Management (U.S.A.)		Total expenses for this Fund are
Limited)		equal to the peer group median.

Lifestyle Growth	The Fund underperformed the	Advisory fees for this Fund are	The Board took into account
	benchmark over the one-year	lower than the peer group median.	management’s discussion of
(MFC Global Investment	period.		the Fund’s performance. The
Management (U.S.A.)		Total expenses for this Fund	Board also took into account
Limited)		are modestly higher than the	the longer-term performance
		peer group median.	history of the comparable John
Hancock Trust portfolio after
which the Fund is modeled.

Lifestyle Moderate	The Fund outperformed the	Advisory fees for this Fund are
	benchmark over the one-year	lower than the peer group median.
(MFC Global Investment	period.
Management (U.S.A.)		Total expenses for this Fund
Limited)		are slightly higher than the
peer group median.

For more information

The Portfolios’ proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Portfolios’ Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Gordon M. Shone	Custodian
James M. Oates, Chairman*	Treasurer	State Street Bank & Trust Co.
Charles L. Bardelis*
James R. Boyle†	Thomas M. Kinzler	2 Avenue de Lafayette
Peter S. Burgess*	Secretary and Chief Legal Officer	Boston, MA 02111
Elizabeth G. Cook
Hassell H. McClellan	Francis V. Knox, Jr.
John D. Richardson, Trustee Emeritus	Chief Compliance Officer	Transfer agent
*Members of the Audit Committee		John Hancock Signature
†Non-independent Trustee		Services, Inc.
Investment adviser
	John Hancock Investment	One John Hancock Way,
	Management Services, LLC	Suite 1000
Officers	601 Congress Street	Boston, MA 02217-1000
Keith F. Hartstein	Boston, MA 02210-2805
President and Chief Executive Officer		Legal counsel
John G. Vrysen	Principal distributor	Kirkpatrick & Lockhart
Chief Operating Officer	John Hancock Funds, LLC	Preston Gates Ellis LLP
Charles A. Rizzo	601 Congress Street	One Lincoln Street
Chief Financial Officer	Boston, MA 02210-2805	Boston, MA 02111-2950

Each underlying fund’s accounting policies are outlined in the underlying fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File # 811-21779, CIK 0001331971 for JHF II and File # 811-21777, CIK 0003129954 for JHF III.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-888-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

John Hancock Family of Funds

Equity	International/Global
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	Income
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	Tax-Free Income
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund

Asset Allocation & Lifestyle
Allocation Core Portfolio	Money Market
Allocation Growth + Value Portfolio	Money Market Fund
Lifecycle 2010 Portfolio	U.S. Government Cash Reserve
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio	Closed-End
Lifecycle 2030 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2035 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2040 Portfolio	Income Securities Trust
Lifecycle 2045 Portfolio	Investors Trust
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Patriot Select Dividend Trust
Lifestyle Balanced Portfolio	Preferred Income Fund
Lifestyle Conservative Portfolio	Preferred Income II Fund
Lifestyle Growth Portfolio	Preferred Income III Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Dividend Income Fund
Tax-Advantaged Global Shareholder Yield Fund
Sector
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery

www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LS0SA 6/07
            8/07

ITEM 2. CODE OF ETHICS.

(a)Not Applicable
(b)Not Applicable
(c)Not Applicable
(d)Not Applicable
(e)Not Applicable
(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Not Applicable
(b) Not Applicable
(c) Not Applicable
(d) Not Applicable
(e) Not Applicable
(f) Not Applicable.
(g) Not Applicable
(h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF
1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II - LIFESTYLE PORTFOLIOS

_______________________________
/S/ Keith F. Hartstein
President and
Chief Executive Officer
Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

________________________________
/S/ Keith F. Hartstein
President and
Chief Executive Officer
Date: August 27, 2007

_________________________________
/S/ Charles A. Rizzo
Chief Financial Officer
Date: August 27, 2007